Schedule of Investments PIMCO Low Duration Income Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Aligned Data Centers International LP
7.164% due 05/16/2028 «~		$28,671	$28,671
Altice France SA
9.079% (EUR003M + 2.240%) due 05/30/2031 ~	EUR	375	437
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~		$55,799	57,082
Avolon TLB Borrower 1 U.S. LLC
5.389% (TSFR1M + 0.000%) due 06/24/2030 ~		2,481	2,485
Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ		4,621	4,621
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~		20,879	20,853
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		60,415	60,507
Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(k)	EUR	6,000	6,856
Envalior Finance GmbH
7.650% (EUR003M + 2.150%) due 03/29/2030 ~		9,100	9,677
Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~		$9,549	9,475
Lealand Finance Co. BV
6.758% (TSFR1M + 3.644%) due 06/30/2027 ~		156	151
Lealand Finance Co. BV (4.758% Cash and 3.000% PIK)
7.758% (TSFR1M + 3.644%) due 12/31/2027 ~(c)		689	667
Mercury Aggregator LP
TBD% due 04/03/2027 «		3,277	0
Nscale AS
TBD% - 8.664% (TSFR3M + 3.670%) due 08/23/2032 «~µ		19,871	19,874
Panama Government International Bonds
2.390% due 06/20/2028 «	CHF	27,400	33,577
4.979% (EUR006M + 2.488%) due 04/01/2027 «~	EUR	27,900	32,094
Poseidon Bidco SASU
7.504% due 03/13/2030		16,300	5,401
Project Flash
TBD% - 5.871% (TSFR1M + 3.612%) due 04/30/2030 «~µ		$29,708	29,708
TBD% - 5.871% (TSFR1M + 3.633%) due 04/30/2030 «~µ		59,085	59,086
TBD% - 6.112% (TSFR1M + 3.612%) due 01/09/2028 «~µ		6,590	6,548
SCUR-Alpha 1503 GmbH
9.163% (TSFR3M + 3.663%) due 04/01/2030 ~		16,165	14,119
Softbank Vision Fund II
7.382% (TSFR3M + 3.732%) due 04/25/2029 «~		23,114	23,517
State Oil Co. of the Azerbaijan Republic
TBD% due 03/24/2031 «		15,700	15,527
Subcalidora 2
8.041% (EUR003M + 2.291%) due 08/14/2029 «~	EUR	7,900	8,978
Syniverse Holdings, Inc.
10.732% (TSFR3M + 3.732%) due 05/13/2027 ~		$6,555	5,717
TransDigm, Inc.
6.144% (TSFR1M + 3.644%) due 02/28/2031 ~		60,587	60,667
Turkiye Vakiflar Bankasi TAO
5.401% (EUR003M + 2.407%) due 12/15/2028 «~	EUR	8,000	9,176
U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~		$2,057	2,028
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	7,800	9,571
Westmoreland Coal Co.
8.000% due 03/15/2029		$81	46

Total Loan Participations and Assignments (Cost $551,069)			537,116

CORPORATE BONDS & NOTES 13.2%
BANKING & FINANCE 6.7% 123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~		700	737
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450% due 04/15/2027		600	608
Alamo Re Ltd.
9.039% (T-BILL 1MO + 5.250%) due 06/07/2029 ~		400	400
11.039% (T-BILL 1MO + 7.250%) due 06/07/2028 ~		2,500	2,497
American Express Co.
4.009% due 02/09/2029 •		3,700	3,668
4.444% due 05/03/2030 •		6,700	6,660
American Honda Finance Corp.
4.257% due 12/11/2026 •		800	801

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.350% (SOFRRATE + 0.720%) due 10/22/2027 ~		500	500
4.900% due 03/12/2027		500	502
5.250% due 07/07/2026		500	500
American Tower Trust
5.490% due 03/15/2053		16,300	16,440
Armor RE II Ltd.
8.810% (T-BILL 3MO + 5.000%) due 06/07/2033 ~		300	300
12.050% (BRMMUSDF + 8.500%) due 01/07/2032 ~		250	264
13.750% (BRMMUSDF + 10.200%) due 05/07/2031 ~		1,200	1,248
18.560% (T-BILL 3MO + 14.750%) due 06/07/2033 ~		800	796
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		2,735	2,655
3.250% due 02/15/2027		1,400	1,388
Banco Bilbao Vizcaya Argentaria SA
4.150% due 03/03/2029		10,200	10,053
4.968% due 05/08/2031		16,800	16,778
Banco Santander SA
1.722% due 09/14/2027 •		800	795
4.867% due 04/15/2031		1,200	1,194
5.552% due 03/14/2028 •		12,400	12,481
5.565% due 01/17/2030		12,400	12,714
6.527% due 11/07/2027 •		9,200	9,266
6.607% due 11/07/2028		7,200	7,525
Bank Leumi Le-Israel BM
5.343% due 06/29/2029		17,000	17,070
Bank of America Corp.
3.419% due 12/20/2028 •		11,001	10,819
3.615% due 03/16/2028 •(k)	CAD	5,000	3,541
Bank of Montreal
4.309% due 06/01/2027		2,400	1,711
Bank of Nova Scotia
4.247% due 02/02/2030 •		$2,200	2,173
4.638% (SOFRRATE + 1.000%) due 09/08/2028 ~		4,100	4,120
Barclays PLC
4.219% due 05/24/2030 •		11,700	11,506
4.476% due 11/11/2029 •		4,300	4,271
4.837% due 09/10/2028 •		5,300	5,310
5.128% (SOFRRATE + 1.490%) due 03/12/2028 ~		4,500	4,527
5.674% due 03/12/2028 •		4,200	4,234
6.496% due 09/13/2027 •		18,600	18,670
Bayou Re Ltd.
10.020% (BNMMDTSC + 6.500%) due 05/09/2033 ~		800	798
11.852% (BNMMDTSC + 8.332%) due 04/30/2031 ~		500	517
22.020% (BNMMDTSC + 18.500%) due 04/30/2031 ~		600	646
Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~		450	450
BNP Paribas SA
3.132% due 01/20/2033 •		1,200	1,087
4.892% due 06/30/2030 •		25,000	25,000
5.497% due 05/20/2030 •		1,900	1,935
Bonanza RE Ltd.
3.510% (MSMMUSTF + 0.000%) due 01/08/2027 ~		900	819
BPCE SA
6.612% due 10/19/2027 •		26,300	26,459
Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~		250	250
CaixaBank SA
6.684% due 09/13/2027 •		12,400	12,452
Cape Lookout Re Ltd.
8.770% (FHMMUSTF + 5.250%) due 03/21/2033 ~		1,350	1,337
9.520% (FHMMUSTF + 6.000%) due 03/21/2033 ~		1,350	1,349
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~		3,700	3,864
12.226% (GSMMUSTF + 8.702%) due 04/05/2027 ~		600	599
Charles River Re Ltd.
11.152% (BNMMDTSC + 7.632%) due 05/10/2031 ~		250	253
Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		3,500	3,546
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		500	507
10.039% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		500	507
Cooperatieve Rabobank UA
4.655% due 08/22/2028 •		300	300
CoStar Group, Inc.
2.800% due 07/15/2030		6,420	5,778
Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,459	791
Credit Agricole SA
4.631% due 09/11/2028 •		$3,200	3,199
4.848% (SOFRRATE + 1.210%) due 09/11/2028 ~		6,200	6,238
Credit Suisse AG AT1 Claim		37,150	13,096
Crown Castle, Inc.
2.900% due 03/15/2027		4,900	4,847
4.000% due 03/01/2027		500	499
Danske Bank AS
5.427% due 03/01/2028 •		4,500	4,529

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Deutsche Bank AG
6.720% due 01/18/2029 •		1,568	1,615
7.146% due 07/13/2027 •		3,500	3,503
East Lane Re VII Ltd.
12.050% (BRMMUSDF + 8.500%) due 03/31/2032 ~		1,500	1,507
EPR Properties
4.750% due 12/15/2026		627	627
4.950% due 04/15/2028		316	316
Equitable America Global Funding
4.650% due 06/09/2028		6,100	6,089
Equitable Financial Life Global Funding
4.875% due 11/19/2027		10,000	10,033
Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~		600	600
10.289% (T-BILL 1MO + 6.500%) due 05/22/2033 ~		800	799
12.039% (T-BILL 1MO + 8.250%) due 05/22/2033 ~		900	899
F&G Global Funding
2.000% due 09/20/2028		2,800	2,609
5.875% due 06/10/2027		4,900	4,949
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		12,400	12,374
2.900% due 02/16/2028		2,200	2,126
2.900% due 02/10/2029		200	188
3.815% due 11/02/2027		6,404	6,311
4.271% due 01/09/2027		400	399
4.950% due 05/28/2027		12,205	12,214
4.970% due 04/06/2029		21,720	21,503
5.078% (SOFRRATE + 1.450%) due 11/05/2026 ~		11,000	11,020
5.113% due 05/03/2029		500	497
5.125% due 11/05/2026		7,900	7,910
5.303% due 09/06/2029		900	897
5.800% due 03/05/2027		23,700	23,826
5.850% due 05/17/2027		3,000	3,023
5.918% due 03/20/2028		900	911
6.798% due 11/07/2028		2,110	2,179
7.350% due 11/04/2027		14,070	14,461
Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~		1,050	1,049
GATX Corp.
5.400% due 03/15/2027		600	603
General Motors Financial Co., Inc.
2.350% due 02/26/2027		2,300	2,269
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		1,000	945
5.300% due 01/15/2029		902	907
Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		1,850	1,866
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~		3,350	3,437
Goldman Sachs Bank USA
4.656% due 06/03/2029 •		46,500	46,536
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		500	497
4.148% due 01/21/2029 •		14,600	14,477
4.594% due 04/20/2030 •		17,600	17,503
Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~		1,000	1,021
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	27,500	31,166
Handshake Re Ltd.
8.050% (JMMMUSTF + 4.500%) due 01/08/2030 ~		$400	394
Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		3,100	3,093
4.980% due 06/07/2030 «(k)		2,000	1,991
Herbie Re Ltd.
7.760% (MSMMUSTF + 4.250%) due 01/07/2030 ~		450	450
Hestia Re Ltd.
10.270% (BNMMDTSC + 6.750%) due 03/13/2032 ~		400	410
11.770% (BNMMDTSC + 8.250%) due 03/13/2032 ~		400	409
Hexagon IV RE Ltd.
10.666% (EUR003M + 8.428%) due 01/07/2031 ~	EUR	1,962	2,319
HSBC Holdings PLC
4.041% due 03/13/2028 •		$10,170	10,134
4.583% due 06/19/2029 •		1,000	997
4.711% due 05/12/2030 •		12,900	12,847
5.887% due 08/14/2027 •		13,700	13,720
Integrity RE III Ltd.
10.520% (FHMMUSTF + 7.000%) due 06/07/2029 ~		400	400
15.770% (FHMMUSTF + 12.250%) due 06/06/2028 ~		400	414
19.770% (FHMMUSTF + 16.250%) due 06/07/2029 ~		300	299
29.020% (FHMMUSTF + 25.500%) due 06/06/2027 ~		400	418
Intesa Sanpaolo SpA
5.000% due 06/29/2030 •		13,500	13,518
7.200% due 11/28/2033		4,200	4,726
Jackson National Life Global Funding
5.550% due 07/02/2027		8,800	8,882

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

JPMorgan Chase & Co.
1.896% due 03/05/2028 •(k)	CAD	2,700	1,891
2.069% due 06/01/2029 •		$5,700	5,435
2.947% due 02/24/2028 •		500	495
3.509% due 01/23/2029 •		900	885
3.702% due 05/06/2030 •		3,400	3,307
4.005% due 04/23/2029 •		1,763	1,744
4.323% due 04/26/2028 •		600	599
5.299% due 07/24/2029 •		2,700	2,735
KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 04/03/2049 «	EUR	8,781	753
Kizuna RE III Pte. Ltd.
6.539% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$600	610
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	2,200	2,515
Lloyds Banking Group PLC
3.750% due 03/18/2028 •		$5,300	5,273
4.241% due 02/10/2030 •		10,100	9,973
5.462% due 01/05/2028 •		3,800	3,820
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~		800	796
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~		700	701
Long Point Re IV Ltd.
7.289% (T-BILL 1MO + 3.500%) due 06/01/2034 ~		2,000	2,000
Longleaf Pine Re Ltd.
21.453% (GSMMUSTI + 17.932%) due 05/27/2031 ~		1,700	1,736
Lower Ferry Re Ltd.
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~		300	300
8.156% (MSMMUSTF + 4.646%) due 07/08/2030 ~		250	250
LPL Holdings, Inc.
4.000% due 03/15/2029		5,000	4,862
4.900% due 04/03/2028		5,700	5,705
5.200% due 03/15/2030		10,400	10,471
Lseg U.S. Fin Corp.
4.250% due 03/23/2029		15,900	15,722
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~		500	500
10.800% (JMMMUSTF + 7.250%) due 07/22/2031 ~		2,000	2,080
MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	700	499
Morgan Stanley
3.485% due 06/11/2030 •	EUR	22,400	25,737
5.123% due 02/01/2029 •		$700	704
Morgan Stanley Bank NA
4.573% (SOFRRATE + 0.940%) due 07/14/2028 ~		41,400	41,631
Morgan Stanley Private Bank NA
4.213% due 02/08/2030 •		5,500	5,429
Mountain Re Ltd.
10.770% (BNMMDTSC + 7.250%) due 06/07/2033 ~		600	600
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,328
4.302% due 03/08/2029 •		3,900	3,880
6.557% due 10/18/2027 •		17,800	17,902
Nature Coast Re Ltd.
11.789% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		1,550	1,563
13.521% (GSMMUSTI + 10.000%) due 12/07/2030 ~		2,066	2,046
NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,331
4.887% (SOFRRATE + 1.250%) due 03/01/2028 ~		7,000	7,032
4.927% (SOFRRATE + 1.300%) due 11/15/2028 ~		16,100	16,238
5.076% due 01/27/2030 •		6,400	6,443
5.583% due 03/01/2028 •		13,200	13,297
NatWest Markets PLC
4.587% (SOFRRATE + 0.950%) due 03/21/2028 ~		12,300	12,383
4.654% due 03/27/2029		17,600	17,578
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		900	836
5.300% due 09/13/2027		2,200	2,193
5.625% due 09/29/2028		31,300	31,250
5.688% (SOFRINDX + 2.050%) due 09/13/2027 ~		1,400	1,393
Nomura Holdings, Inc.
2.329% due 01/22/2027		500	494
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~		8,400	8,466
4.904% due 07/01/2030		1,700	1,697
4.996% due 06/29/2029		8,400	8,421
Norinchukin Bank
5.094% due 10/16/2029		3,240	3,263
Omega Healthcare Investors, Inc.
5.200% due 07/01/2030		11,300	11,358
Orange Capital RE DAC
10.433% (EUR003M + 8.330%) due 01/08/2027 ~	EUR	1,800	2,100
Palm RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 06/07/2033 ~		$1,000	1,015
11.270% (BNMMDTSC + 7.750%) due 06/07/2032 ~		1,000	1,021
Polestar Re Ltd.
10.550% (BRMMUSDF + 7.000%) due 01/08/2029 ~		400	401

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

12.550% (BRMMUSDF + 9.000%) due 01/08/2029 ~		400	404
14.140% (BRMMUSDF + 10.590%) due 01/07/2028 ~		1,500	1,563
16.800% (BRMMUSDF + 13.250%) due 01/07/2027 ~		4,900	5,031
Purple Re Ltd.
10.050% (JMMMUSTF + 6.500%) due 06/07/2033 ~		1,100	1,100
12.676% (JMMMUSTF + 9.126%) due 06/06/2031 ~		1,800	1,849
Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	1,400	1,623
Quercus Re DAC
10.149% (EUR003M + 8.000%) due 01/06/2031 ~		300	348
Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~		$900	899
Royal Bank of Canada
4.420% (SOFRINDX + 0.790%) due 07/23/2027 ~		300	300
4.510% due 10/18/2027 •		7,900	7,902
4.612% due 07/26/2027	CAD	1,700	1,219
Sabine Re Ltd.
12.040% (BNMMDTSC + 8.520%) due 04/07/2031 ~		$600	607
Sammons Financial Group Global Funding
5.050% due 01/10/2028		3,700	3,709
Santander Holdings USA, Inc.
5.247% (SOFRRATE + 1.610%) due 03/20/2029 ~		6,900	6,972
5.473% due 03/20/2029 •		7,500	7,574
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		3,000	2,966
3.823% due 11/03/2028 •		1,700	1,681
4.320% due 09/22/2029 •		11,300	11,184
SBA Communications Corp.
3.875% due 02/15/2027		13,875	13,804
SBA Tower Trust
1.840% due 04/15/2027		8,500	8,316
4.831% due 10/15/2054		10,700	10,705
Societe Generale SA
2.797% due 01/19/2028 •		1,600	1,585
4.857% due 07/07/2029 •(b)		17,200	17,198
5.250% due 02/19/2027		300	301
Standard Chartered PLC
6.750% due 02/08/2028 •		500	506
Starwood Property Trust, Inc.
6.125% due 06/01/2031		15,950	16,045
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		7,700	7,646
Sumisho Air Lease Corp.
2.200% due 01/15/2027		700	691
3.625% due 04/01/2027		500	496
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~		1,300	1,300
Synchrony Financial
3.950% due 12/01/2027		5,000	4,951
Taranis Reinsurance DAC
8.514% (EUR003M + 6.310%) due 01/07/2031 ~	EUR	1,200	1,388
11.194% (EUR003M + 8.990%) due 01/08/2031 ~		1,700	2,051
Toronto-Dominion Bank
4.210% due 06/01/2027	CAD	5,000	3,565
5.376% due 10/21/2027		1,400	1,016
Torrey Pines Re Ltd.
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~		$800	805
7.536% (T-BILL 1MO + 3.750%) due 06/07/2034 ~		250	251
9.586% (JMMMUSTF + 6.036%) due 06/07/2032 ~		1,300	1,337
10.656% (JMMMUSTF + 7.106%) due 06/07/2032 ~		800	824
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		450	449
UBS AG
4.678% due 11/29/2030 •		30,400	30,352
UBS Group AG
3.091% due 05/14/2032 •		3,350	3,075
4.194% due 04/01/2031 •		2,850	2,783
4.214% due 04/10/2030 •		19,500	19,182
5.428% due 02/08/2030 •		4,800	4,869
5.959% due 01/12/2034 •		3,005	3,132
6.327% due 12/22/2027 •		11,500	11,597
Ursa Re II Ltd.
8.510% (MSMMUSTF + 5.000%) due 12/07/2029 ~		300	304
11.260% (MSMMUSTF + 7.750%) due 06/07/2028 ~		1,900	1,954
Ursa Re Ltd.
9.020% (BNMMDTSC + 5.500%) due 12/07/2026 ~		3,600	3,638
11.021% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,000	1,033
12.270% (BNMMDTSC + 8.750%) due 12/07/2026 ~		4,600	4,687
VB DPR Finance Co.
6.833% due 03/15/2035 «(k)		20,000	20,204
Ventas Realty LP
3.250% due 10/15/2026		500	498
Veraison Re Ltd.
6.421% (GSMMUSTI + 2.900%) due 03/08/2034 ~		1,250	1,265
7.671% (GSMMUSTI + 4.150%) due 03/08/2034 ~		350	351
8.521% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	253

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		8,000	7,951
3.875% due 02/15/2029		3,700	3,596
4.125% due 08/15/2030		7,500	7,201
4.250% due 12/01/2026		1,000	998
4.500% due 09/01/2026		5,200	5,197
4.500% due 01/15/2028		3,219	3,198
5.750% due 02/01/2027		200	201
Vitality Re XVI Ltd.
5.260% (MSMMUSTF + 1.750%) due 01/08/2030 ~		500	498
7.260% (MSMMUSTF + 3.750%) due 01/08/2030 ~		300	299
Vitality Re XVII Ltd.
5.521% (GSMMUSTI + 2.000%) due 01/08/2031 ~		2,400	2,400
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~		1,000	1,000
7.521% (GSMMUSTI + 4.000%) due 01/08/2031 ~		250	250
Wells Fargo & Co.
3.526% due 03/24/2028 •		13,500	13,402
5.083% due 04/26/2028 •(k)	CAD	3,100	2,222
5.707% due 04/22/2028 •		$1,200	1,211
Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~		450	450
Winston RE Ltd.
8.300% (BRMMUSDF + 4.750%) due 05/04/2033 ~		400	401
8.800% (BRMMUSDF + 5.250%) due 05/04/2033 ~		400	401
9.550% (BRMMUSDF + 6.000%) due 05/04/2033 ~		300	302
15.210% (BNMMDTSC + 11.690%) due 02/26/2031 ~		400	408

			1,326,067

INDUSTRIALS 5.3%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		370	352
3.600% due 09/15/2028		201	199
Altice France SA
6.500% due 04/15/2032		422	408
6.875% due 10/15/2030		2,168	2,105
9.500% due 11/01/2029		2,134	2,168
Altria Group, Inc.
4.500% due 08/06/2030		600	596
Amdocs Ltd.
2.538% due 06/15/2030		3,300	2,977
American Airlines Pass-Through Trust
2.875% due 01/11/2036		731	660
3.000% due 04/15/2030		165	160
3.200% due 12/15/2029		618	600
3.350% due 04/15/2031		493	475
3.375% due 11/01/2028		13,019	12,873
3.575% due 07/15/2029		822	812
3.600% due 03/22/2029		684	674
3.650% due 08/15/2030		681	666
Bayer U.S. Finance II LLC
4.375% due 12/15/2028		200	198
Bayer U.S. Finance LLC
6.125% due 11/21/2026		1,900	1,910
Beignet Investor LLC
6.581% due 05/30/2049		223,920	228,544
BMW U.S. Capital LLC
4.557% (SOFRINDX + 0.920%) due 03/21/2028 ~		7,100	7,147
Boeing Co.
5.040% due 05/01/2027		6,700	6,720
6.259% due 05/01/2027		27,300	27,667
6.298% due 05/01/2029		3,570	3,717
6.388% due 05/01/2031		4,000	4,251
British Airways Pass-Through Trust
2.900% due 09/15/2036		5,817	5,326
3.300% due 06/15/2034		617	581
Carvana Co.
9.000% due 06/01/2030		12,844	13,289
9.000% due 06/01/2031		17,653	19,493
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		15,100	14,979
4.250% due 04/01/2028		15,000	14,806
Centene Corp.
2.450% due 07/15/2028		5,200	4,944
3.375% due 02/15/2030		800	746
4.625% due 12/15/2029		37,671	36,563
CLN Magnetto Group
7.450% due 10/25/2031 «		9,000	9,041
CommonSpirit Health
4.352% due 09/01/2030		6,070	5,939
Cox Communications, Inc.
3.350% due 09/15/2026		500	499
CVS Pass-Through Trust
7.507% due 01/10/2032		44	46
Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		385	372

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Deutsche Telekom International Finance BV
3.600% due 01/19/2027		600	597
Diamondback Energy, Inc.
5.200% due 04/18/2027		800	805
Discovery Communications LLC
3.950% due 03/20/2028		8,200	8,082
Discovery Global Holdings, Inc.
3.755% due 03/15/2027		20,277	20,149
DISH DBS Corp.
5.250% due 12/01/2026		82,751	81,919
5.750% due 12/01/2028		14,010	13,583
Enbridge, Inc.
3.200% due 06/08/2027	CAD	2,500	1,764
Energy Transfer LP
4.200% due 04/15/2027		$500	499
4.400% due 03/15/2027		500	500
Fedex Freight Holding Co., Inc.
4.300% due 03/15/2029		5,200	5,131
Fiserv, Inc.
3.200% due 07/01/2026		500	500
Flora Food Management BV
6.875% due 07/02/2029	EUR	7,100	7,936
FMC Corp.
8.000% due 06/01/2031		$1,600	1,666
Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034		300	263
Global Payments, Inc.
4.500% due 11/15/2028		3,800	3,755
Greene King Finance PLC
4.064% due 03/15/2035	GBP	1,799	2,239
5.106% due 03/15/2034		3,335	4,365
Haleon U.S. Capital LLC
3.375% due 03/24/2027		$3,970	3,941
Hyundai Capital America
4.552% (SOFRRATE + 0.920%) due 01/07/2028 ~		600	602
Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	4,165	5,093
Imperial Brands Finance PLC
3.500% due 07/26/2026		$4,747	4,743
JetBlue Pass-Through Trust
4.000% due 05/15/2034		2,176	2,067
Keurig Dr. Pepper, Inc.
5.100% due 03/15/2027		2,400	2,408
Mitchells & Butlers Finance PLC
4.350% (US0003M + 0.450%) due 12/15/2030 ~		2,177	2,102
6.013% due 12/15/2030	GBP	147	196
MPLX LP
4.125% due 03/01/2027		$1,000	998
4.800% due 02/15/2031		9,000	8,967
National Football League
4.780% due 10/05/2030 «(k)		10,600	10,480
5.480% due 10/05/2028 «(k)		18,600	18,725
National Fuel Gas Co.
4.750% due 05/15/2029		7,900	7,880
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		31,470	30,978
4.810% due 09/17/2030		4,100	3,820
NPC Ukrenergo
6.875% due 11/09/2028		800	779
NTT Finance Corp.
4.741% due 03/31/2028 (b)		5,000	5,004
4.828% due 11/01/2029 (b)		5,000	4,998
Pennsylvania-American Water Co.
7.800% due 09/01/2026		300	302
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		3,300	1,218
5.500% due 04/12/2037 ^(d)		4,350	1,599
6.000% due 11/15/2026 ^(d)		3,434	1,296
9.750% due 05/17/2035 ^(d)		840	376
Petroleos Mexicanos
6.700% due 02/16/2032		24,403	24,634
6.950% due 01/28/2060		3,028	2,549
Prime Property Fund LLC
5.250% due 09/30/2029 «(k)		12,400	12,349
Prosus NV
1.288% due 07/13/2029	EUR	5,000	5,354
Repsol E&P Capital Markets U.S. LLC
4.805% due 09/16/2028		$1,900	1,903
5.204% due 09/16/2030		1,372	1,380
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		186,163	185,650
Rogers Communications, Inc.
3.200% due 03/15/2027		1,100	1,090
Rolls-Royce PLC
5.750% due 10/15/2027		14,288	14,468
5.750% due 10/15/2027	GBP	2,079	2,792

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Saudi Arabian Oil Co.
4.000% due 02/02/2029		$21,600	21,235
4.750% due 06/02/2030		10,900	10,861
Smith & Nephew PLC
5.150% due 03/20/2027		1,500	1,506
Smithfield Foods, Inc.
4.250% due 02/01/2027		500	499
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		1,115	1,118
Telefonica Emisiones SA
4.103% due 03/08/2027		5,000	4,981
Textron, Inc.
3.650% due 03/15/2027		2,700	2,686
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	105	149
9.750% due 10/10/2027		455	641
Times Square Hotel Trust
8.528% due 08/01/2026		$7	7
Topaz Solar Farms LLC
4.875% due 09/30/2039		377	335
5.750% due 09/30/2039		2,833	2,792
U.S. Renal Care, Inc.
10.625% due 06/28/2028		187	174
United Airlines Pass-Through Trust
2.700% due 11/01/2033		988	902
5.875% due 04/15/2029		12,228	12,379
Valaris Ltd.
8.375% due 04/30/2030		160	166
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,800	1,718
3.875% due 11/01/2033		2,000	1,784
Venture Global LNG, Inc.
9.500% due 02/01/2029		9,300	10,014
9.875% due 02/01/2032		2,400	2,563
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		6,890	7,182
Volkswagen Group of America Finance LLC
4.750% due 11/13/2028		3,400	3,391
5.050% due 03/27/2028		7,800	7,835
Yellowstone Energy LP
5.750% due 12/31/2026		247	245

			1,052,160

UTILITIES 1.2%
AES Corp.
5.200% due 07/15/2029		5,000	5,029
Ameren Corp.
1.950% due 03/15/2027		700	688
5.700% due 12/01/2026		300	301
Edison International
5.000% due 05/05/2028		9,800	9,814
6.250% due 03/15/2030		3,000	3,084
Electricite de France SA
4.500% due 09/21/2028		2,300	2,295
Emera U.S. Finance LP
2.639% due 06/15/2031		1,800	1,618
Evergy Missouri West, Inc.
4.700% due 05/21/2029		2,200	2,198
FORESEA Holding SA
7.500% due 06/15/2030		326	323
Monongahela Power Co.
4.450% due 08/15/2029		4,400	4,378
ONEOK, Inc.
5.550% due 11/01/2026		300	301
Pacific Gas & Electric Co.
2.100% due 08/01/2027		29,695	28,920
2.500% due 02/01/2031		200	179
3.250% due 06/01/2031		28,900	26,669
3.300% due 03/15/2027		3,910	3,876
3.300% due 12/01/2027		20,076	19,705
3.750% due 07/01/2028		5,599	5,501
4.550% due 07/01/2030		11,197	11,029
4.650% due 08/01/2028		800	798
5.000% due 06/04/2028		27,000	27,153
5.450% due 06/15/2027		30,454	30,693
5.900% due 06/15/2032		1,580	1,635
PacifiCorp
4.250% due 03/15/2029		4,400	4,348
4.650% due 04/15/2029		5,300	5,288
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027		3,700	3,680
Rio Oil Finance Trust
8.200% due 04/06/2028		5,684	5,833
9.750% due 01/06/2027		1,056	1,072

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Southern California Edison Co.
2.250% due 06/01/2030		700	635
4.950% due 09/15/2031		7,900	7,885
5.250% due 03/15/2030		12,100	12,238
SW Finance I PLC
6.192% due 03/31/2029	GBP	3,700	4,979
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029		$13,553	13,457
Xcel Energy, Inc.
1.750% due 03/15/2027		2,500	2,455

			248,057

Total Corporate Bonds & Notes (Cost $2,590,966)			2,626,284

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
CIFI Holdings Group Co. Ltd.
0.000% due 06/30/2029 (g)(k)		1,483	50
Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 (g)(k)		1,780	125

			175

INDUSTRIALS 0.1%
Ubisoft Entertainment SA
2.375% due 11/15/2028 (m)	EUR	10,400	11,675

Total Convertible Bonds & Notes (Cost $12,483)			11,850

U.S. GOVERNMENT AGENCIES 59.5%
Federal Home Loan Mortgage Corp.
2.500% due 10/01/2040 - 02/01/2051		$212,321	179,968
3.000% due 02/01/2052 - 12/01/2052		25,311	22,116
3.500% due 11/01/2046 - 11/01/2047		525	488
4.000% due 08/01/2042 - 09/01/2050		10,687	10,224
4.500% due 02/01/2048 - 07/01/2053		10,307	9,974
5.000% due 08/01/2052 - 05/01/2056		361,893	358,798
5.500% due 02/01/2053 - 01/01/2056		118,638	119,981
6.000% due 01/01/2029 - 04/01/2055		18,282	18,733
6.500% due 11/01/2053 - 04/01/2055		4,002	4,165
7.000% due 04/01/2055 - 08/01/2055		2,508	2,661
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.692% due 01/25/2031 ~(a)		86,544	1,007
2.842% due 06/25/2054 ~		8,043	7,833
4.071% due 10/25/2046 ~		368	364
6.391% due 12/25/2047 ~		121	121
Federal National Mortgage Association
2.500% due 09/01/2040 - 02/01/2051		167,499	143,171
3.000% due 03/01/2030 - 05/01/2052		28,877	26,645
3.500% due 08/01/2047 - 03/01/2050		19,348	17,790
4.000% due 06/01/2038 - 07/01/2051		38,164	36,246
4.500% due 12/01/2047 - 08/01/2053		11,215	10,803
5.000% due 08/01/2052 - 04/01/2056		193,376	191,770
5.500% due 01/01/2053 - 11/01/2055		38,132	38,602
6.000% due 12/01/2052 - 07/01/2054		66,440	68,136
6.352% due 09/01/2037 •		1,288	1,299
6.500% due 09/01/2028 - 04/01/2054		8,092	8,390
7.000% due 03/01/2045 - 05/01/2055		2,232	2,363
Federal National Mortgage Association REMICS
6.000% due 04/25/2043		3	3
Federal National Mortgage Association Trust
4.077% due 09/25/2042 •		3	3
Government National Mortgage Association
3.000% due 01/20/2052 - 04/20/2052		36,667	32,605
3.500% due 12/20/2051 - 04/20/2056		67,080	60,595
5.000% due 01/20/2049		6	6
5.125% due 12/20/2045 •		417	425
5.375% due 07/20/2045 - 09/20/2045 •		689	703
Government National Mortgage Association REMICS
4.511% due 10/20/2066 •		251	252
Government National Mortgage Association, TBA
2.500% due 07/01/2056		18,900	16,140
3.000% due 07/01/2056		25,768	22,873
3.500% due 07/01/2056 - 08/01/2056		79,200	71,110
4.000% due 08/01/2056		47,600	44,224
4.500% due 08/01/2056		197,900	189,937
5.000% due 08/01/2056		307,400	302,771
5.500% due 07/01/2056 - 08/01/2056		56,950	57,173
6.000% due 08/01/2056 - 09/01/2056		318,000	323,985
6.500% due 07/01/2056 - 08/01/2056		354,700	367,449
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		204,082	177,870
3.500% due 08/01/2056		160,900	145,885
4.000% due 08/01/2056 - 09/01/2056		992,636	927,076

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.500% due 07/01/2056 - 09/01/2056	529,270	506,586
5.000% due 07/01/2056 - 08/01/2056	1,960,330	1,924,259
5.500% due 08/01/2056 - 09/01/2056	1,572,632	1,575,217
6.000% due 08/01/2056 - 09/01/2056	2,182,940	2,222,702
6.500% due 07/01/2056 - 08/01/2056	1,418,550	1,466,000
7.000% due 08/01/2056	77,700	81,663

Total U.S. Government Agencies (Cost $11,855,897)		11,799,160

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Bonds
2.750% due 08/15/2047 (q)	1,000	707
3.000% due 08/15/2048	80	59
3.000% due 02/15/2049 (q)	10	7
4.625% due 11/15/2045	31,552	30,310
4.625% due 02/15/2046	15,300	14,690
4.625% due 05/15/2054	149,800	142,295
4.750% due 02/15/2056	83,900	81,521
4.875% due 08/15/2045	6,161	6,116
U.S. Treasury Inflation Protected Securities (i)
0.250% due 02/15/2050	6,501	3,666
0.625% due 02/15/2043	1,158	845
0.750% due 02/15/2042	1,179	900
0.750% due 02/15/2045	6,079	4,321
0.875% due 02/15/2047	6,758	4,754
1.000% due 02/15/2046	3,513	2,581
1.000% due 02/15/2048	7,831	5,576
1.000% due 02/15/2049	24,887	17,488
1.375% due 02/15/2044	1,143	934
1.500% due 02/15/2053	23,296	17,716
2.125% due 02/15/2040	616	595
2.125% due 02/15/2041	608	581
0.125% due 10/15/2026 (o)	40,571	40,354
0.125% due 01/15/2031	2,174	2,009
0.125% due 07/15/2031 (o)	78,182	71,798
0.250% due 07/15/2029 (o)(q)	69,630	66,429
0.375% due 01/15/2027 (o)	3,803	3,753
0.375% due 07/15/2027	1,034	1,017
0.625% due 07/15/2032 (o)	97,971	90,762
0.750% due 07/15/2028 (o)	12,540	12,265
0.875% due 01/15/2029	40,785	39,688
1.375% due 07/15/2033 (o)(q)	96,247	92,351
1.625% due 04/15/2030 (o)	41,206	40,717
1.750% due 01/15/2034	30,543	29,850
1.875% due 07/15/2034 (o)	208,064	205,129
U.S. Treasury Notes
4.000% due 07/31/2032 (o)(q)	136,200	134,247
4.125% due 02/15/2036 (q)	25,640	25,019

Total U.S. Treasury Obligations (Cost $1,270,596)		1,191,050

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.7%
Adjustable Rate Mortgage Trust
4.263% due 03/25/2036 •	4,097	922
4.323% due 10/25/2035 ~	9	9
4.673% due 11/25/2035 ~	50	34
5.011% due 06/25/2035 ~	3,245	3,163
6.480% due 08/25/2035 ~	9	9
American Home Mortgage Assets Trust
3.888% due 03/25/2047 •	1,647	1,501
3.953% due 12/25/2046 •	3,255	2,857
4.303% due 01/25/2036 •	263	130
4.684% due 10/25/2046 •	2,895	1,893
American Home Mortgage Investment Trust
4.663% due 09/25/2035 •	308	330
5.895% due 12/25/2035 •	11,032	1,890
6.700% due 06/25/2036 þ	8,911	1,043
7.100% due 06/25/2036 þ	3,816	446
Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	620	622
Ashford Hospitality Trust
5.048% due 04/15/2035 •	10,000	10,004
5.898% due 04/15/2035 •	23,253	23,113
Atrium Hotel Portfolio Trust
5.573% due 12/15/2036 •	8,450	8,306
5.873% due 12/15/2036 •	7,242	7,084
BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042	9,400	7,736
5.740% due 09/15/2038 •	6,000	5,665
6.490% due 09/15/2038 •	16,700	15,604
BAMLL Re-REMICS Trust
6.013% due 06/17/2050 ~	100	18
Banc of America Alternative Loan Trust
5.913% due 10/25/2036 ~	2,180	540
Banc of America Funding Trust
4.134% due 10/20/2036 •	5,600	4,403

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.134% due 12/20/2046 •	3,364	3,110
4.837% due 05/20/2036 ~	35	31
4.970% due 09/20/2035 ~	16	13
6.388% due 04/25/2037 þ	72	61
Banc of America Mortgage Trust
4.681% due 01/25/2036 ~	15	13
4.891% due 11/20/2046 ~	110	97
Bank5
4.619% due 02/15/2059	27,300	27,022
5.104% due 02/15/2059	12,600	12,703
BBCCRE Trust
4.715% due 08/10/2033 ~	8,800	7,485
BBCMS Mortgage Trust
6.314% due 07/15/2037 •	5,576	5,046
BCAP LLC Trust
3.618% due 03/27/2036 ~	503	340
3.979% due 11/26/2036 ~	1,267	1,032
4.123% due 03/25/2037 •	5,731	5,393
6.500% due 06/26/2037 ~	7,422	1,598
Bear Stearns ALT-A Trust
4.240% due 11/25/2035 ~	204	188
Bear Stearns ALT-A Trust II
4.471% due 09/25/2047 ~	10,537	5,345
Bear Stearns ARM Trust
4.974% due 01/25/2035 ~	1	1
Bear Stearns Mortgage Funding Trust
3.923% due 01/25/2037 •	6,779	6,071
4.163% due 09/25/2047 •	1,280	1,191
Bear Stearns Structured Products, Inc. Trust
4.750% due 01/26/2036 ~	158	110
Benchmark Mortgage Trust
3.404% due 12/15/2062 ~	11,595	1,186
6.228% due 05/15/2056 ~	9,472	9,796
BINOM Securitization Trust
4.441% due 08/25/2057 ~	7,302	7,057
BWAY Mortgage Trust
5.940% due 09/15/2036 •	7,124	6,952
6.590% due 09/15/2036 •	8,195	7,855
Cascade Funding Mortgage Trust
4.000% due 10/25/2054 ~	12,124	11,867
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	10,458	9,216
3.250% due 09/25/2064 ~	8,537	7,537
3.375% due 04/25/2065 ~	7,203	6,430
Chase Mortgage Finance Trust
5.654% due 02/25/2037 ~	371	362
6.000% due 05/25/2036	10,492	3,957
ChaseFlex Trust
6.000% due 02/25/2035	1,892	1,288
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.013% due 06/25/2036 •	130	128
CHL Mortgage Pass-Through Trust
3.549% due 04/25/2035 ~	81	51
4.031% due 09/20/2036 ~	555	499
4.033% due 04/25/2035 •	68	65
4.142% due 11/25/2037 ~	11,320	10,642
4.363% due 05/25/2035 •	585	523
4.403% due 03/25/2035 •	46	40
5.500% due 11/25/2035	26	13
6.000% due 02/25/2037	5,997	2,092
6.484% due 10/20/2034 ~	43	44
CHL Reperforming Loan REMICS Trust
4.123% due 03/25/2035 •	1,000	972
CIM Trust
4.500% due 03/25/2062 ~	38,298	37,249
Citicorp Mortgage Securities Trust
6.000% due 05/25/2037	772	671
Citigroup Mortgage Loan Trust, Inc.
0.000% due 05/01/2060 ~	260,913	227,656
0.000% due 07/01/2075	59	59
3.194% due 02/25/2037 ~	1,912	1,447
3.375% due 10/25/2062 þ	18,420	16,729
3.600% due 07/01/2075 «(b)	28,976	24,741
CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	3,659	3,404
6.500% due 06/25/2037	32	30
CLNY Trust
5.457% due 11/15/2038 •	7,850	7,764
6.700% due 11/15/2038 •	8,000	7,532
COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ	2,529	2,532
6.393% due 06/25/2069 þ	4,137	4,165
Countrywide Alternative Loan Trust
4.123% due 04/25/2046 •	788	762
4.154% due 07/20/2046 •	54	48
4.163% due 02/25/2036 •	97	57

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.314% due 09/20/2046 •		926	848
4.704% due 08/25/2046 •		1,355	1,268
4.778% due 11/20/2035 •		13	13
5.000% due 08/25/2035		2,223	1,263
5.124% due 11/25/2047 •		2,109	1,924
5.144% due 08/25/2035 •		296	287
5.500% due 04/25/2035		740	481
5.500% due 12/25/2035		130	115
5.500% due 03/25/2036		38	15
6.000% due 12/25/2034		1,584	1,407
6.000% due 03/25/2036		369	155
6.000% due 08/25/2036 •		336	320
6.000% due 03/25/2037		918	337
6.000% due 05/25/2037		7,841	3,012
Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~		29	29
6.000% due 01/25/2036		188	111
Cross Mortgage Trust
5.003% due 11/25/2070 ~		2,499	2,479
5.036% due 11/25/2070 ~		9,968	9,894
5.549% due 12/25/2069 ~		2,006	2,015
5.582% due 07/25/2071 ~		11,500	11,500
CSMC Mortgage-Backed Trust
5.733% due 01/15/2049 ~		15,000	9,202
6.421% due 10/25/2037 ~		27,099	15,248
CSMC Trust
3.919% due 09/25/2057 ~		5,700	5,353
4.189% due 05/27/2036 ~		455	410
4.283% due 03/27/2047 •		2,665	2,449
5.540% due 07/15/2038 •		4,460	1,840
5.594% due 07/15/2032 •		2,798	2,782
6.040% due 07/15/2038 •		7,000	864
6.456% due 06/01/2050 ~		3,704	3,693
DBGS Mortgage Trust
6.540% due 10/15/2039 •		19,393	19,059
DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300	4,370
Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 ~		2,219	2,205
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.063% due 03/25/2037 •		154	149
4.183% due 08/25/2047 •		10,982	10,644
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ		42	37
6.386% due 10/25/2036 þ		42	37
Deutsche Mortgage Securities, Inc. Re-REMICS Trust Certificates
4.101% due 06/27/2037 ~		7,418	6,624
DSLA Mortgage Loan Trust
4.064% due 10/19/2036 •		256	158
Ellington Financial Mortgage Trust
4.973% due 12/25/2070 þ		9,096	9,053
5.100% due 10/25/2070 þ		5,242	5,205
5.655% due 02/25/2060 þ		4,224	4,237
5.726% due 01/25/2060 þ		2,512	2,521
Eurosail-U.K. PLC
4.566% due 09/13/2045 •	GBP	630	827
Finance of America HECM Buyout
4.250% due 03/25/2029 ~		$34,617	34,030
4.500% due 11/25/2035 ~		11,368	11,248
Finance of America Structured Securities Trust
3.500% due 09/25/2055 þ		108,488	106,173
3.500% due 03/25/2056 þ		64,852	62,968
First Horizon Asset Securities, Inc.
5.159% due 02/25/2036 ~		9	9
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037		66	19
GCAT Trust
4.250% due 05/25/2067 ~		3,410	3,212
6.007% due 01/25/2059 þ		2,046	2,050
6.085% due 06/25/2059 þ		2,596	2,607
GS Mortgage Securities Corp. Trust
5.540% due 12/15/2036 •		2,546	2,507
5.790% due 12/15/2036 •		2,891	2,820
6.390% due 12/15/2036 •		800	765
GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		9,708	9,150
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~(a)		154,378	9,825
0.000% due 01/25/2061 ~		1,128	970
0.000% due 12/25/2061 ~(a)		296	283
0.140% due 01/25/2061 ~(a)		150,239	764
2.922% due 01/25/2061 ~		122,113	115,296
3.969% due 12/25/2061 ~		201,100	171,982
4.100% due 07/25/2065 þ		11,776	11,408
4.250% due 01/25/2061 ~		4,076	3,813
4.750% due 01/25/2061 ~		3,533	3,371

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

5.013% due 07/25/2065 þ	4,717	4,682
5.457% due 01/25/2061 ~	3,303	2,985
GSC Capital Corp. Mortgage Trust
4.163% due 02/25/2036 •	2,989	2,873
GSMPS Mortgage Loan Trust
4.134% due 06/25/2034 ~	1,062	1,013
GSR Mortgage Loan Trust
4.596% due 11/25/2035 ~	2	2
HarborView Mortgage Loan Trust
4.154% due 05/19/2037 •	29	28
4.576% due 06/19/2045 •	612	234
4.594% due 12/19/2036 •	3,981	3,742
HomeBanc Mortgage Trust
4.573% due 10/25/2035 •	7,184	7,057
HSI Asset Securitization Corp. Trust
4.753% due 07/25/2035 •	3,235	3,066
Impac Secured Assets Corp.
4.403% due 03/25/2036 •	822	734
IndyMac INDA Mortgage Loan Trust
4.430% due 08/25/2037 ~	80	76
IndyMac INDX Mortgage Loan Trust
3.270% due 05/25/2037 ~	7,334	6,254
3.751% due 05/25/2037 ~	1,138	751
3.805% due 09/25/2035 ~	40	33
4.123% due 01/25/2037 •	6,410	5,890
JP Morgan Alternative Loan Trust
3.938% due 05/25/2036 ~	81	42
3.972% due 10/25/2036 ~	6,579	5,912
4.638% due 12/25/2036 ~	9	9
5.256% due 12/25/2035 ~	340	228
JP Morgan Chase Commercial Mortgage Securities Trust
0.613% due 10/05/2040 ~(a)	51,900	406
5.739% due 12/15/2036 •	3,810	50
5.840% due 09/15/2029 •	7,700	6,895
6.090% due 09/15/2029 •	8,698	7,459
7.235% due 10/05/2040	5,500	5,664
JP Morgan Mortgage Trust
4.316% due 05/25/2036 ~	177	145
4.599% due 06/25/2037 ~	171	127
4.645% due 08/25/2036 ~	424	327
4.750% due 01/25/2063 ~	12,091	11,754
4.954% due 03/25/2066 ~	14,582	14,404
5.561% due 09/25/2055 þ	6,263	6,249
5.567% due 09/25/2065 ~	3,778	3,782
6.000% due 09/25/2035	4,674	3,136
6.500% due 09/25/2035	87	52
8.251% due 11/25/2056	20,400	21,804
9.036% due 10/25/2055 ~	110,788	117,317
JP Morgan Seasoned Mortgage Trust
3.655% due 01/25/2063 ~	9,351	8,674
Lavender Trust
6.250% due 10/26/2036	983	408
Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ	3,131	3,136
Lehman Mortgage Trust
6.000% due 08/25/2036	335	251
6.000% due 09/25/2037	63	62
Lehman XS Trust
4.123% due 11/25/2035 •	1,213	1,143
4.123% due 12/25/2036 •	4,120	4,289
4.143% due 09/25/2046 •	135	125
MASTR Adjustable Rate Mortgages Trust
3.728% due 04/25/2046 ~	7,651	7,118
3.973% due 04/25/2046 •	165	156
MASTR Alternative Loan Trust
6.750% due 07/25/2036	395	143
MASTR Reperforming Loan Trust
8.000% due 08/25/2034	1,222	906
Merrill Lynch Alternative Note Asset Trust
4.363% due 03/25/2037 •	558	128
Merrill Lynch Mortgage Investors Trust
4.483% due 08/25/2035 •	1,722	1,620
5.264% due 11/25/2035 •	24	24
MFA Trust
5.387% due 12/25/2059 ~	12,044	12,003
6.105% due 12/25/2068 þ	2,772	2,783
MFT Mortgage Trust
3.358% due 02/10/2042	5,000	4,175
3.593% due 02/10/2042 ~	6,815	5,307
Mill City Mortgage Loan Trust
5.460% due 10/25/2062 ~	5,420	5,411
Morgan Stanley Capital I Trust
5.984% due 12/15/2036 •	9,000	94
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ	37,125	35,924
4.000% due 06/25/2064 þ	4,583	4,451

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.963% due 09/25/2070 ~		4,265	4,227
5.016% due 09/25/2070 ~		6,661	6,604
5.021% due 11/25/2070 þ		7,758	7,722
5.530% due 05/25/2070 ~		1,971	1,973
5.649% due 10/25/2069 ~		12,347	12,372
6.919% due 06/25/2071 «~		24,943	25,626
MRCD Mortgage Trust
2.718% due 12/15/2036		19,530	14,789
MSSG Trust
3.865% due 09/13/2039 ~		2,681	2,497
Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~		21,999	16,967
4.932% due 06/17/2038 ~		11,706	11,168
New Orleans Hotel Trust
4.662% due 04/15/2032 •		3,300	3,299
5.262% due 04/15/2032 •		12,440	12,309
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,758	2,667
3.500% due 10/25/2059 ~		1,315	1,225
5.085% due 10/25/2065 ~		1,234	1,225
NLT Trust
3.200% due 10/25/2062 ~		2,711	2,483
NMLT Trust
7.120% due 09/01/2076 «		38,300	39,208
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.953% due 06/25/2037 •		2,754	2,338
4.103% due 12/25/2036 •		1,522	1,416
4.394% due 04/25/2036 ~		1,800	1,597
Nomura Resecuritization Trust
4.663% due 01/25/2037 •		15,265	14,684
NovaStar Mortgage Funding Trust
0.382% due 09/25/2046 •		3,228	1,188
NYMT Loan Trust
3.750% due 02/25/2068 ~		1,477	1,369
3.750% due 11/25/2069 ~		9,618	9,254
OBX Trust
3.421% due 02/25/2055 ~		11,950	11,754
4.940% due 09/25/2062 þ		13,731	13,595
5.928% due 11/25/2063 þ		3,261	3,266
6.030% due 01/25/2064 þ		3,593	3,613
6.233% due 05/25/2064 þ		2,823	2,839
6.465% due 10/25/2063 þ		4,957	4,968
6.844% due 04/25/2063 þ		2,172	2,179
7.159% due 10/25/2063 þ		6,470	6,493
Oceanview Mortgage Trust
4.428% due 11/25/2054 •		1,433	1,434
Pretium Mortgage Credit Partners LLC
4.000% due 08/25/2064 þ		1,942	1,881
4.000% due 03/25/2065 þ		19,169	18,530
4.000% due 07/25/2069 þ		875	849
4.075% due 06/25/2064 ~		3,196	3,033
4.150% due 01/25/2070 þ		11,634	11,251
4.500% due 06/25/2070 þ		10,694	10,439
PRKCM Trust
5.101% due 10/25/2060 þ		2,001	1,991
6.431% due 05/25/2059 þ		549	552
7.225% due 11/25/2058 þ		2,445	2,451
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	109,100	75,288
5.713% due 12/30/2057 «(b)		15,100	10,431
5.863% due 12/30/2057 «(b)		9,500	6,562
6.163% due 12/30/2057 «(b)		6,400	4,421
6.563% due 12/30/2057 «(b)		5,200	3,592
PRPM LLC
3.750% due 03/25/2054 þ		$672	659
3.750% due 04/25/2055 þ		3,972	3,868
4.000% due 11/25/2053 þ		717	707
4.000% due 01/25/2054 þ		648	639
4.000% due 11/25/2054 þ		5,024	4,902
4.000% due 10/25/2064 þ		744	725
4.200% due 12/25/2064 þ		1,815	1,787
4.500% due 06/25/2065 þ		26,002	25,381
4.839% due 10/25/2055 þ		1,477	1,474
4.942% due 12/25/2055 þ		6,637	6,558
5.228% due 08/25/2069 þ		5,642	5,632
5.250% due 07/25/2055 þ		2,031	2,023
5.250% due 05/25/2056 ~		7,939	7,936
5.250% due 06/25/2056 þ		4,500	4,483
5.500% due 03/25/2056 ~		6,525	6,562
5.699% due 11/25/2029 þ		1,310	1,312
5.774% due 08/25/2028 þ		6,659	6,643
5.870% due 11/25/2029 þ		3,981	3,987
PRPM Trust
4.845% due 01/25/2056 þ		5,495	5,439
5.802% due 11/25/2069 þ		6,014	6,046
6.221% due 11/25/2068 þ		908	910

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

RALI Trust
3.870% due 11/25/2037 ~		748	628
4.083% due 01/25/2037 •		8,804	8,090
4.143% due 07/25/2036 •		105	100
4.594% due 09/25/2046 •		4,456	4,222
5.104% due 09/25/2045 •		122	105
6.000% due 09/25/2036		300	103
RBSSP Resecuritization Trust
4.819% due 01/26/2036 ~		1,605	1,528
RCKT Mortgage Trust
8.750% due 06/01/2056 «		15,200	16,349
Santander Mortgage Asset Receivable Trust
5.176% due 03/25/2066 ~		6,558	6,518
5.545% due 01/25/2065 þ		741	742
Sequoia Mortgage Trust
4.629% due 07/25/2056 ~		9,200	9,041
SFO Commercial Mortgage Trust
6.389% due 05/15/2038 •		23,560	23,531
6.889% due 05/15/2038 •		5,000	4,992
SRT Issuer I LLC
7.107% due 10/01/2031 «•		20,000	20,061
STARM Mortgage Loan Trust
4.926% due 04/25/2037 ~		471	409
Structured Adjustable Rate Mortgage Loan Trust
4.063% due 02/25/2037 •		1,747	1,789
4.363% due 08/25/2037 •		1,324	1,320
4.654% due 09/25/2035 ~		77	69
5.589% due 04/25/2034 ~		1	1
Structured Asset Mortgage Investments II Trust
3.883% due 10/25/2036 •		1,734	1,518
4.023% due 03/25/2037 •		814	290
4.303% due 08/25/2035 •		199	193
Structured Asset Securities Corp.
4.013% due 07/25/2035 •		9,686	8,752
4.023% due 05/25/2043 •		5,371	5,129
Structured Asset Securities Corp. Mortgage Loan Trust
4.013% due 05/25/2036 •		11,088	9,128
TBW Mortgage-Backed Trust
4.123% due 01/25/2037 •		13,984	3,000
6.470% due 09/25/2036 þ		473	11
6.620% due 03/25/2037 þ		8,527	1,618
Thornburg Mortgage Securities Trust
4.403% due 09/25/2043 •		6	6
5.116% due 07/25/2036 •		724	588
Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •	GBP	20,070	26,638
Towd Point Mortgage Funding 3 PLC
5.147% due 02/20/2054 •		554	737
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$2,373	2,291
3.000% due 10/25/2057 ~		1,774	1,710
3.250% due 07/25/2056 ~		64	64
3.750% due 07/25/2062 ~		6,025	5,691
3.750% due 09/25/2062		65,934	62,473
4.097% due 01/25/2066 ~		6,497	6,400
4.612% due 10/25/2064 ~		26,815	26,781
Uropa Securities PLC
4.216% due 10/10/2040 •	GBP	2,541	3,238
VASA Trust
4.990% due 07/15/2039 •		$10,800	10,458
5.490% due 07/15/2039 •		10,000	9,440
Verus Securitization Trust
4.832% due 10/25/2067 ~		8,004	7,908
4.858% due 12/25/2070 þ		11,391	11,326
5.086% due 07/25/2067 ~		9,424	9,360
5.218% due 09/25/2069 ~		6,135	6,126
5.389% due 10/25/2067 ~		13,018	13,005
5.402% due 05/25/2065 þ		6,146	6,142
5.799% due 07/25/2069 þ		1,479	1,484
6.192% due 06/25/2069 þ		4,747	4,785
6.259% due 12/25/2068 þ		1,763	1,768
6.876% due 11/25/2068 ~		2,191	2,201
WaMu Commercial Mortgage Securities Trust
6.253% due 03/23/2045 ~		4,189	4,116
WaMu Mortgage Pass-Through Certificates Trust
3.748% due 12/25/2046 •		92	83
4.119% due 02/25/2037 ~		138	124
4.323% due 11/25/2045 •		5,240	4,952
4.343% due 12/25/2045 •		1,100	1,101
4.408% due 10/25/2035 ~		2,267	2,083
4.504% due 04/25/2047 •		1,279	1,194
4.743% due 11/25/2034 •		130	128
4.944% due 11/25/2042 •		23	23
5.675% due 09/25/2033 ~		11	10
Warwick Finance Residential Mortgages Number Three PLC
4.696% due 12/21/2049 •	GBP	3,532	4,710

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Wells Fargo Alternative Loan Trust
4.193% due 06/25/2037 •		$1,557	1,391
5.803% due 12/28/2037 ~		523	482
Wells Fargo Mortgage-Backed Securities Trust
5.876% due 11/25/2037 ~		83	76
6.105% due 10/25/2037 ~		8,680	7,532
6.110% due 04/25/2036 ~		275	271
6.123% due 09/25/2033 ~		12	12
6.143% due 10/25/2037 ~		2,150	2,127

Total Non-Agency Mortgage-Backed Securities (Cost $2,686,393)			2,518,377

ASSET-BACKED SECURITIES 18.0%
AUTOMOBILE ABS OTHER 0.1%
CarMax Select Receivables Trust
4.273% due 05/15/2028 •		2,129	2,130
Carvana Auto Receivables Trust
2.900% due 03/10/2028		273	269
GLS Auto Receivables Issuer Trust
5.690% due 03/15/2029		3,749	3,755
M&T Bank Auto Receivables Trust
4.093% due 05/15/2028 •		1,965	1,966
Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		8,900	8,931

			17,051

AUTOMOBILE SEQUENTIAL 5.8%
AmeriCredit Automobile Receivables Trust
4.220% due 03/19/2029		3,113	3,112
ARI Fleet Lease Trust
3.999% due 05/17/2027		30,209	30,197
4.340% due 02/15/2035		11,700	11,683
Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		767	769
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		5,500	5,537
5.440% due 02/22/2028		1,070	1,075
5.780% due 04/20/2028		2,250	2,268
BMW Canada Auto Trust
3.008% due 11/22/2027	CAD	5,207	3,674
3.586% due 05/21/2029		12,300	8,708
BofA Auto Trust
4.100% due 11/15/2028		$7,800	7,788
5.350% due 11/15/2028		2,157	2,166
Bridgecrest Lending Auto Securitization Trust
4.730% due 02/15/2028		614	614
CarMax Auto Owner Trust
3.835% due 05/17/2027		13,741	13,740
4.110% due 08/15/2029		9,900	9,883
4.890% due 07/16/2029		21,025	21,125
CarMax Select Receivables Trust
4.030% due 12/17/2029		17,800	17,756
4.190% due 03/15/2029		9,716	9,711
4.350% due 04/16/2029		11,200	11,199
4.760% due 05/15/2028		2,640	2,643
Carvana Auto Receivables Trust
3.915% due 06/10/2027		10,075	10,075
4.070% due 02/12/2029		6,591	6,586
4.260% due 10/10/2029		7,411	7,407
4.310% due 09/10/2030		6,225	6,194
4.400% due 08/10/2029		41,100	41,068
4.560% due 08/10/2028		6,870	6,875
4.780% due 05/10/2028		88	88
4.910% due 08/10/2029		3,100	3,110
5.050% due 04/10/2029		2,353	2,360
5.080% due 03/11/2030		5,691	5,736
5.620% due 01/10/2029		802	806
5.710% due 07/10/2028		492	493
5.710% due 07/10/2029		3,000	3,038
5.740% due 11/13/2029		1,873	1,900
6.160% due 10/10/2028		1,216	1,222
6.160% due 09/10/2029		5,319	5,424
Chase Auto Owner Trust
5.220% due 07/25/2029		8,957	9,005
5.520% due 06/25/2029		10,428	10,508
CPS Auto Receivables Trust
4.350% due 02/15/2030		42,172	42,161
4.710% due 03/15/2029		1,523	1,524
Drive Auto Receivables Trust
4.140% due 09/15/2032		12,200	12,182
4.290% due 10/16/2028		9,956	9,958
Ent Auto Receivables Trust
6.240% due 01/16/2029		415	416

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

6.260% due 11/15/2029		1,000	1,011
Enterprise Fleet Financing LLC
3.849% due 02/22/2027		12,914	12,911
4.000% due 10/20/2028		34,800	34,668
4.330% due 02/20/2029		14,600	14,588
4.650% due 10/20/2027		2,320	2,324
4.820% due 02/20/2029		3,900	3,920
4.980% due 08/21/2028		3,300	3,321
5.310% due 04/20/2027		358	358
Exeter Automobile Receivables Trust
3.984% due 04/15/2027		3,985	3,986
4.046% due 07/15/2027		22,200	22,200
4.310% due 11/15/2028		34,200	34,210
4.360% due 12/15/2028		29,300	29,283
4.530% due 03/15/2028		2,171	2,172
Exeter Select Automobile Receivables Trust
3.978% due 06/15/2027		4,177	4,177
4.370% due 10/15/2029		5,300	5,296
4.540% due 06/15/2029		1,439	1,441
FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,100	1,111
5.540% due 04/16/2029		2,333	2,344
FHF Issuer Trust
4.920% due 02/15/2031		5,350	5,352
5.690% due 02/15/2030		2,163	2,168
6.790% due 10/15/2029		1,107	1,113
First Investors Auto Owner Trust
3.985% due 04/15/2027		8,094	8,094
4.310% due 07/16/2029		15,100	15,094
6.440% due 10/16/2028		607	609
Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	2,476	1,759
Ford Auto Securitization Trust II Asset-Backed Notes
2.933% due 05/15/2028		20,949	14,780
3.455% due 08/15/2030		23,540	16,630
Ford Credit Auto Owner Trust
4.560% due 12/15/2028		$5,900	5,910
5.090% due 12/15/2028		3,181	3,196
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		454	454
GLS Auto Receivables Issuer Trust
4.250% due 04/16/2029		34,400	34,375
4.330% due 11/15/2029		5,300	5,285
4.520% due 07/17/2028		5,623	5,627
GLS Auto Select Receivables Trust
4.460% due 10/15/2030		2,086	2,085
5.580% due 06/17/2030		2,474	2,488
GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		14,144	14,210
GMF Canada Leasing Trust Asset-Backed Notes
3.294% due 01/22/2029	CAD	8,900	6,330
Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029		$11,956	11,957
Hyundai Auto Receivables Trust
4.840% due 03/15/2029		4,949	4,965
LAD Auto Receivables Trust
3.750% due 05/15/2029		9,600	9,566
4.520% due 03/15/2029		8,927	8,936
Lendbuzz Securitization Trust
5.100% due 10/15/2030		1,336	1,337
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		7,103	7,150
Mercedes-Benz Auto Receivables Trust
5.250% due 02/15/2029		14,172	14,220
5.950% due 11/15/2028		1,253	1,263
Nissan Auto Lease Trust
3.900% due 05/15/2028		19,500	19,441
Nissan Auto Receivables Owner Trust
4.190% due 03/15/2029		43,200	43,190
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		4,522	4,528
Porsche Innovative Lease Owner Trust
4.670% due 11/22/2027		5,205	5,212
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		639	639
Santander Drive Auto Receivables Trust
4.040% due 03/15/2029		36,350	36,300
4.280% due 01/15/2029		7,102	7,100
4.630% due 10/16/2028		6,070	6,076
4.710% due 06/15/2028		913	913
4.850% due 01/16/2029		5,025	5,030
5.630% due 01/16/2029		946	947
SBNA Auto Lease Trust
4.560% due 02/22/2028		13,366	13,380
4.830% due 04/20/2028		5,918	5,931
5.560% due 11/22/2027		4,386	4,392

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

SCCU Auto Receivables Trust
4.180% due 08/15/2029	5,360	5,351
4.360% due 08/15/2031	7,800	7,747
5.700% due 10/16/2028	1,373	1,377
5.700% due 08/15/2029	2,700	2,725
SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029	10,700	10,673
4.270% due 10/22/2029	15,000	14,993
4.520% due 11/20/2028	22,696	22,718
4.650% due 05/22/2028	604	605
4.940% due 01/21/2031	700	705
4.950% due 05/21/2029	1,767	1,772
5.470% due 10/20/2028	712	714
Stellantis Financial Underwritten Enhanced Lease Trust
3.891% due 05/20/2027	12,126	12,123
4.210% due 01/22/2029	38,300	38,229
4.390% due 03/20/2029 (b)	20,200	20,230
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	6,165	6,192
5.380% due 02/20/2029	3,500	3,529
Toyota Auto Receivables Owner Trust
5.330% due 01/16/2029	4,986	5,019
5.430% due 04/17/2028	4,100	4,125
USB Auto Owner Trust
4.510% due 06/15/2028	6,922	6,925
Volkswagen Auto Loan Enhanced Trust
5.480% due 12/20/2028	4,305	4,335
Westlake Automobile Receivables Trust
4.020% due 09/15/2028	11,500	11,489
4.260% due 06/15/2029	27,800	27,785
4.660% due 09/15/2028	12,479	12,495
World Omni Auto Receivables Trust
4.430% due 12/17/2029	14,588	14,609
5.270% due 09/17/2029	3,847	3,869
5.700% due 02/15/2029	2,820	2,835
World Omni Select Auto Trust
4.140% due 05/15/2030	5,305	5,299
4.980% due 02/15/2030	3,665	3,673

		1,141,278

CMBS OTHER 0.1%
MF1 LLC
5.789% due 06/19/2037 •	12,269	12,273
PFP Ltd.
5.137% due 08/18/2043 •	1,000	1,005

		13,278

HOME EQUITY OTHER 4.1%
Aames Mortgage Trust
6.950% due 11/25/2031 þ	261	306
7.150% due 01/25/2032 þ	141	152
ABFC Trust
4.513% due 06/25/2037 •	3,727	3,210
Accredited Mortgage Loan Trust
4.023% due 09/25/2036 •	187	187
ACE Securities Corp. Home Equity Loan Trust
4.203% due 05/25/2037 •	12,922	1,857
5.713% due 11/25/2034 •	2,267	2,266
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.894% due 06/25/2033 •	464	437
4.513% due 01/25/2036 •	182	180
4.708% due 07/25/2035 •	1,951	1,950
5.113% due 03/25/2033 •	96	91
Argent Securities Trust
4.063% due 06/25/2036 •	2,894	1,479
4.143% due 03/25/2036 •	4,508	4,143
4.243% due 07/25/2036 •	1,013	270
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.713% due 05/25/2034 •	793	677
Asset-Backed Securities Corp. Home Equity Loan Trust
3.589% due 01/25/2036 •	8,627	8,027
4.738% due 06/25/2035 •	2,000	1,782
Bayview Financial Mortgage Pass-Through Trust
4.637% due 04/28/2036 •	202	202
Bear Stearns Asset-Backed Securities I Trust
4.113% due 06/25/2047 •	25,753	23,971
4.663% due 08/25/2034 •	6,616	6,528
5.363% due 10/25/2037 •	22,902	23,045
5.713% due 08/25/2035 •	14,783	15,244
Bear Stearns Structured Products, Inc. Trust
5.763% due 03/25/2037 •	7,000	6,850
Carrington Mortgage Loan Trust
3.953% due 06/25/2037 •	1,141	1,136
4.753% due 06/25/2035 •	10,590	10,653

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

5.563% due 05/25/2035 •	15,328	13,316
Centex Home Equity Loan Trust
4.413% due 03/25/2033 •	122	115
4.702% due 06/25/2034 þ	3,902	3,771
4.813% due 10/25/2035 •	1,910	1,902
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	22,698	22,933
Citigroup Mortgage Loan Trust, Inc.
4.043% due 01/25/2037 •	10,515	9,722
4.423% due 02/25/2035 •	271	256
4.453% due 10/25/2035 •	800	759
Countrywide Asset-Backed Certificates
4.243% due 04/25/2037 •	30	27
4.263% due 01/25/2046 •	4,124	3,928
Countrywide Asset-Backed Certificates Trust
3.837% due 12/25/2034 •	802	758
4.013% due 06/25/2047 •	129	125
4.023% due 04/25/2046 •	1,323	1,251
4.043% due 06/25/2047 •	6,162	5,676
4.168% due 09/25/2046 •	1,662	1,380
4.203% due 05/25/2037 •	10,238	9,918
4.203% due 05/25/2047 •	2,934	2,807
4.243% due 03/25/2047 •	7,725	7,414
4.463% due 03/25/2036 •	4,020	3,673
4.503% due 08/25/2047 •	15,304	14,992
4.663% due 10/25/2047 •	7	6
5.499% due 02/25/2035 ~	4,460	4,061
Credit-Based Asset Servicing & Securitization LLC
3.066% due 03/25/2034 •	77	89
Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ	22,300	22,384
Ellington Loan Acquisition Trust
4.863% due 05/25/2037 •	5,563	5,436
EMC Mortgage Loan Trust
6.763% due 11/25/2030 •	3,292	3,286
Finance of America Structured Securities Trust
3.000% due 09/25/2061 þ	10,788	11,011
3.500% due 07/25/2075 þ	69,811	68,538
First NLC Trust
2.672% due 05/25/2035 •	7,722	6,891
Fremont Home Loan Trust
4.043% due 11/25/2036 •	3,274	1,916
GS Mortgage-Backed Securities Trust
5.358% due 09/25/2056 þ	6,869	6,865
GSAA Home Equity Trust
4.003% due 05/25/2047 •	1,286	751
6.741% due 03/25/2036 þ	3,493	918
GSAA Trust
4.203% due 03/25/2047 •	4,805	1,588
GSAMP Trust
4.043% due 03/25/2047 •	10,372	9,354
4.103% due 01/25/2037 •	477	469
4.243% due 09/25/2036 •	8,106	2,761
4.483% due 11/25/2035 •	1,300	1,141
Home Equity Asset Trust
4.363% due 07/25/2036 •	2,136	2,043
Home Equity Loan Trust
3.953% due 04/25/2037 •	7,433	7,129
3.993% due 04/25/2037 •	254	248
Home Equity Mortgage Loan Asset-Backed Trust
3.953% due 04/25/2037 •	13,505	9,155
5.008% due 03/25/2035 •	979	972
HSI Asset Loan Obligation Trust
3.883% due 12/25/2036 •	53	15
JP Morgan Mortgage Acquisition Corp.
4.348% due 01/25/2036 •	5,943	5,937
4.663% due 09/25/2035 •	7,419	6,799
4.723% due 06/25/2035 •	7,474	6,774
JP Morgan Mortgage Acquisition Trust
4.183% due 10/25/2036 •	51	51
4.213% due 07/25/2036 •	5,000	4,608
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	74,584	73,752
Long Beach Mortgage Loan Trust
4.063% due 06/25/2036 •	7,662	3,582
4.063% due 09/25/2036 •	9,358	5,988
4.223% due 10/25/2036 •	32,923	10,194
4.363% due 02/25/2036 •	6,192	5,563
4.393% due 01/25/2046 •	2,338	2,261
MASTR Asset-Backed Securities Trust
3.863% due 01/25/2037 •	261	71
4.183% due 05/25/2037 •	45	44
5.488% due 06/25/2035 •	470	470
Merrill Lynch First Franklin Mortgage Loan Trust
4.023% due 06/25/2037 •	5,647	5,672

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Merrill Lynch Mortgage Investors Trust
3.943% due 06/25/2037 •	9,017	1,874
3.983% due 08/25/2037 •	1,003	479
4.053% due 08/25/2037 •	308	286
4.283% due 03/25/2037 •	647	611
4.283% due 04/25/2037 •	501	203
4.513% due 09/25/2035 •	2,985	2,944
4.563% due 08/25/2035 •	1,120	1,099
Morgan Stanley ABS Capital I, Inc. Trust
4.013% due 07/25/2036 •	46	42
4.243% due 09/25/2036 •	6,398	2,149
4.303% due 03/25/2036 •	1,609	1,570
4.468% due 12/25/2034 •	64	64
4.503% due 01/25/2034 •	1,686	1,716
4.693% due 02/25/2035 •	1,075	1,003
4.713% due 07/25/2037 •	31,192	29,785
4.783% due 01/25/2035 •	1,158	1,180
Morgan Stanley Mortgage Loan Trust
4.203% due 04/25/2037 •	42,071	9,583
New Century Home Equity Loan Trust
4.408% due 12/25/2035 •	4,070	3,926
4.528% due 02/25/2035 •	1,692	1,671
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.063% due 07/25/2036 •	7,642	7,306
4.423% due 11/25/2035 •	3,363	3,260
4.423% due 10/25/2036 •	1,968	341
NovaStar Mortgage Funding Trust
4.003% due 11/25/2036 •	17,296	5,210
4.083% due 05/25/2036 •	174	173
4.678% due 10/25/2035 •	6,742	6,581
5.863% due 12/25/2034 •	74	69
OBX Trust
5.192% due 04/25/2056 þ	1,708	1,700
Option One Mortgage Loan Trust Asset-Backed Certificates
4.453% due 11/25/2035 •	1,048	1,017
Ownit Mortgage Loan Trust
3.372% due 01/25/2037 •	352	346
4.083% due 10/25/2037 •	7,069	7,610
4.223% due 10/25/2037 •	3,853	4,172
Park Place Securities, Inc.
4.498% due 09/25/2035 •	12,355	12,142
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.498% due 09/25/2035 •	2,007	1,988
4.588% due 07/25/2035 •	3,655	3,532
4.798% due 05/25/2035 •	7,804	6,513
4.813% due 06/25/2035 •	10,980	9,870
5.488% due 09/25/2034 •	955	950
People’s Choice Home Loan Securities Trust
4.708% due 05/25/2035 •	277	268
Popular ABS Mortgage Pass-Through Trust
4.228% due 11/25/2036 •	6,026	5,428
Quest Trust
4.343% due 08/25/2036 •	5,633	5,082
RCKT Mortgage Trust
4.894% due 11/25/2055 þ	28,654	28,343
4.966% due 11/25/2055 þ	11,485	11,415
5.248% due 05/25/2056 þ	7,550	7,528
6.808% due 09/25/2043 ~	1,096	1,097
Residential Asset Mortgage Products Trust
4.443% due 12/25/2035 •	937	850
Residential Asset Securities Corporation Trust
4.303% due 07/25/2036 •	952	852
4.393% due 02/25/2036 •	1,355	1,330
4.723% due 01/25/2036 •	2,608	2,495
4.738% due 09/25/2035 •	1,927	1,928
Saxon Asset Securities Trust
4.003% due 01/25/2047 •	4,266	4,079
4.073% due 09/25/2037 •	2,355	2,291
5.513% due 12/25/2037 •	1,583	1,508
Securitized Asset-Backed Receivables LLC Trust
4.203% due 01/25/2037 •	4,020	3,085
4.378% due 01/25/2035 •	1,915	1,842
Soundview Home Loan Trust
3.933% due 07/25/2037 •	3,759	3,297
3.963% due 06/25/2037 •	35,901	25,546
3.983% due 01/25/2037 •	6,323	4,591
4.003% due 11/25/2036 •	5,501	1,438
4.063% due 03/25/2037 •	1,400	1,320
4.103% due 11/25/2036 •	3,179	831
4.713% due 09/25/2037 •	570	486
4.738% due 03/25/2036 •	1,000	964
Structured Asset Investment Loan Trust
4.483% due 07/25/2035 •	949	908
4.588% due 05/25/2034 •	866	836
4.703% due 09/25/2034 •	2,169	2,267
4.963% due 08/25/2034 •	9,149	9,976

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Structured Asset Securities Corp.
4.963% due 02/25/2035 •	542	543
Structured Asset Securities Corp. Mortgage Loan Trust
3.903% due 01/25/2037 •	3,625	1,901
3.918% due 09/25/2036 •	623	373
4.143% due 12/25/2035 •	847	841
4.468% due 02/25/2035 •	4,371	4,230
Towd Point Mortgage Trust
4.720% due 02/25/2066 þ	5,251	5,181
5.278% due 08/25/2065 þ	13,191	13,168
6.125% due 02/25/2064 ~	2,925	2,934

		812,176

HOME EQUITY SEQUENTIAL 0.0%
Saxon Asset Securities Trust
4.243% due 10/25/2046 •	9,050	8,087

MANUFACTURING HOUSE ABS OTHER 0.0%
Conseco Finance Securitizations Corp.
5.511% due 09/01/2033 •	527	528
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~	1,710	1,704
4.000% due 11/25/2058 ~	5,000	4,935

		7,167

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp.
7.500% due 03/01/2030 ~	2,689	552

WHOLE LOAN COLLATERAL 0.4%
Bear Stearns Asset-Backed Securities I Trust
4.763% due 07/25/2035 •	1,793	1,329
5.250% due 06/25/2034 þ	1,837	1,778
Citigroup Mortgage Loan Trust, Inc.
4.198% due 11/25/2036 •	268	269
Countrywide Asset-Backed Certificates Trust
4.483% due 11/25/2035 •	206	203
First Franklin Mortgage Loan Trust
3.883% due 11/25/2036 •	1,395	1,302
4.063% due 05/25/2036 •	1,304	1,298
4.073% due 07/25/2036 •	157	153
4.203% due 03/25/2037 •	4,222	1,994
4.243% due 04/25/2036 •	7,800	7,257
4.263% due 06/25/2036 •	11,075	10,441
GSAMP Trust
4.513% due 01/25/2034 •	1,309	1,353
4.738% due 06/25/2034 •	246	281
Lehman XS Trust
4.003% due 02/25/2037 •	1,991	2,026
4.083% due 02/25/2037 •	811	812
Pretium Mortgage Credit Partners LLC
5.744% due 06/25/2055 þ	6,206	6,217
RAAC Trust
4.363% due 06/25/2044 •	834	774
RAMP Trust
4.258% due 05/25/2036 •	831	825
Residential Asset Mortgage Products Trust
4.348% due 03/25/2036 •	18,400	17,377
4.363% due 05/25/2036 •	4,496	3,866
Securitized Asset-Backed Receivables LLC Trust
4.343% due 12/25/2035 •	171	167
4.813% due 03/25/2035 •	126	126
Specialty Underwriting & Residential Finance Trust
4.348% due 12/25/2036 •	5,796	6,058
VCAT LLC
5.062% due 02/25/2056 þ	8,220	8,180
5.889% due 02/25/2055 þ	8,621	8,632

		82,718

OTHER ABS 7.5%
AccessLex Institute
4.108% due 09/26/2033 •	806	799
ACHV ABS Trust
4.760% due 04/26/2032	375	375
5.040% due 04/26/2032	663	663
5.900% due 04/25/2031	30	30
Affirm Master Trust
4.450% due 10/16/2034	5,300	5,262
4.670% due 07/15/2033	10,300	10,324
4.990% due 02/15/2033	19,900	19,981
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •	16,600	16,608

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		831	811
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		22,500	22,280
Aqua Finance Issuer Trust
4.790% due 05/17/2051		6,960	6,926
Arcano Euro CLO II DAC
3.415% due 07/25/2039 •	EUR	15,100	17,270
Ayresome CDO I Ltd.
7.080% due 12/08/2045 •		$2,515	627
Bain Capital Credit CLO Ltd.
4.814% due 04/22/2035 •		24,800	24,822
Barings Infrastructure CLO Ltd.
0.000% due 07/20/2039 «•(b)		1,700	1,700
BHG Securitization Trust
4.840% due 09/17/2036		2,787	2,774
BlueMountain CLO XXII Ltd.
5.015% due 07/15/2031 •		1,244	1,244
BlueMountain Fuji EUR CLO V DAC
3.114% due 01/15/2033 •	EUR	4,880	5,582
C-BASS CBO XII Ltd.
7.090% due 12/15/2034 •		$10,528	705
C-BASS CBO XV Ltd.
7.020% due 02/16/2041 ^•		128,899	1,775
Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		697	691
College Avenue Student Loans LLC
4.130% due 12/26/2047		788	770
4.963% due 12/26/2047 •		584	585
5.413% due 11/26/2046 •		232	235
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(g)		2,137	1,125
5.150% due 11/25/2054		974	976
5.350% due 11/25/2054		9,305	9,377
5.450% due 11/25/2054		2,009	2,015
5.750% due 11/25/2054		1,004	1,006
6.600% due 11/25/2054		1,306	1,305
8.750% due 11/25/2054		752	755
Crossroads Asset Trust
4.910% due 02/20/2032		1,394	1,401
Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •		7,300	7,302
Foundation Finance Trust
4.670% due 04/15/2052		2,483	2,464
GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049		8,416	8,398
GreatAmerica Leasing Receivables Funding LLC
4.032% due 06/15/2027		11,851	11,846
4.470% due 01/16/2029		8,000	8,011
GreenSky Home Improvement Issuer Trust
4.520% due 12/27/2060		6,851	6,800
4.590% due 12/27/2060		4,200	4,169
4.890% due 06/25/2060		3,165	3,156
4.930% due 06/25/2060		1,229	1,231
5.020% due 06/25/2060		3,000	3,014
5.550% due 06/25/2059		400	406
5.880% due 06/25/2059		5	5
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •		12,200	12,205
Hildene TruPS Securitization Ltd.
5.660% due 05/22/2039 •		30,485	30,490
Invesco Euro CLO III DAC
3.260% due 10/30/2038 •	EUR	11,800	13,500
KKR CLO 21 Ltd.
4.935% due 04/15/2031 •		$92	92
LCM 31 Ltd.
4.955% due 07/20/2034 •		2,500	2,503
M&T Equipment Notes
4.990% due 08/18/2031		1,635	1,637
Marlette Funding Trust
7.130% due 12/15/2033		347	348
METAL LLC
4.581% due 10/15/2042		2,271	1,614
Navient Education Loan Trust
4.860% due 09/15/2056		10,636	10,593
5.020% due 07/15/2055		5,986	6,002
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		1,273	1,194
1.330% due 04/15/2069		1,993	1,824
2.600% due 08/15/2068		1,135	1,096
Navient Refinance Loan Trust
5.150% due 02/16/2055		3,347	3,358
Navient Student Loan Trust
4.627% due 08/26/2069 •		2,536	2,532
5.293% due 03/15/2072 •		4,847	4,876
7.230% due 03/15/2072		6,300	6,741

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Nelnet Student Loan Trust
4.610% due 02/21/2061		61,292	60,237
4.670% due 06/22/2065		37,118	36,368
4.840% due 05/17/2055		33,020	32,800
6.640% due 02/20/2041		2,125	2,180
Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(b)		30,400	30,400
OCP Euro CLO DAC
3.478% due 07/20/2036 •	EUR	14,700	16,810
OneMain Financial Issuance Trust
1.750% due 09/14/2035		$1,078	1,066
5.093% due 09/15/2036 •		4,400	4,429
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		6,406	6,405
5.108% due 03/15/2033		1,445	1,446
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		602	603
Pagaya AI Debt Trust
5.373% due 01/17/2033		3,552	3,564
Project Panama SPV LLC
7.480% due 01/03/2029 «		10,236	10,288
RCKT Trust
4.480% due 11/27/2034		1,231	1,232
4.900% due 07/25/2034		481	482
Reach ABS Trust
4.340% due 02/15/2035		17,429	17,414
4.930% due 08/18/2032		7,275	7,290
4.960% due 08/16/2032		1,348	1,350
Regional Management Issuance Trust
5.830% due 07/15/2036		2,400	2,424
Romark Credit Funding II Ltd.
2.625% due 10/25/2039		1,000	942
Romark Credit Funding III Ltd.
5.539% due 09/15/2042		6,750	6,759
Romark Credit Funding Ltd.
5.423% due 07/29/2043		22,000	22,056
SLM Student Loan Trust
4.542% due 01/25/2075 •		27,641	27,625
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(g)		4	20
0.000% due 02/16/2055 «(g)		3	2,670
0.010% due 03/15/2055 «(g)		3	44
3.940% due 02/16/2055		11,175	10,768
4.550% due 02/16/2055		5,419	5,235
4.693% due 07/15/2053 •		19,140	19,130
4.780% due 03/15/2055		2,600	2,532
4.793% due 11/16/2054 •		9,096	9,103
4.793% due 03/15/2055 •		5,474	5,492
4.950% due 02/16/2055		1,643	1,592
4.960% due 03/15/2055		49,443	49,317
5.020% due 03/17/2053		15,771	15,635
5.030% due 03/15/2056		78,967	78,470
5.043% due 02/16/2055 •		11,175	11,192
5.090% due 11/16/2054		66,707	66,237
5.090% due 10/16/2056		3,142	3,143
5.100% due 03/15/2055		2,600	2,575
5.240% due 03/15/2056		9,350	9,403
5.260% due 03/15/2055		5,200	4,861
5.380% due 07/15/2053		4,656	4,694
5.393% due 10/16/2056 •		2,426	2,459
5.500% due 06/17/2052		10,207	10,306
5.600% due 11/16/2054		4,124	4,113
5.950% due 02/16/2055		1,648	1,642
6.030% due 11/16/2054		825	819
6.800% due 11/16/2054		6,599	6,602
SoFi Consumer Loan Program LLC
0.000% due 06/15/2034 «		10,917	13,183
4.620% due 06/15/2034		41,554	41,554
4.970% due 06/15/2034		9,700	9,693
5.190% due 06/15/2034		7,600	7,614
5.590% due 06/15/2034		5,600	5,611
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(g)		4,194	4,282
0.000% due 10/25/2034 «(g)		5,014	5,870
0.000% due 02/25/2035 «(g)		4,045	3,970
4.190% due 10/25/2034		19,005	18,933
4.375% due 02/25/2035 «		34,704	34,740
4.470% due 08/15/2034		3,729	3,730
4.530% due 10/25/2034		3,787	3,752
4.800% due 02/27/2034		1,550	1,553
4.820% due 06/25/2034		13,630	13,651
4.900% due 10/25/2034		2,942	2,923
4.910% due 03/27/2034		10,849	10,870
5.010% due 02/25/2035 «		3,787	3,794
5.200% due 10/25/2034		2,170	2,148
5.248% due 02/25/2035 «		2,942	2,950

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

5.250% due 03/27/2034		3,796	3,819
5.607% due 02/25/2035 «		2,170	2,175
5.770% due 03/27/2034		2,944	2,985
6.260% due 03/27/2034		2,177	2,203
SRT Issuer II LLC
6.713% due 12/02/2031 «•(k)		20,000	20,022
Tikehau CLO V DAC
3.404% due 10/15/2038 •	EUR	13,000	14,879
UPG HI Issuer Trust
5.030% due 02/25/2048		$4,134	4,121
Upstart Pass-Through Trust
4.300% due 05/20/2030		133	133
7.900% due 10/20/2028		247	248
Upstart Personal Consumer Trust
11.760% due 05/20/2032 «		92,590	90,638
Upstart Securitization Trust
4.600% due 09/20/2035		3,606	3,603
4.770% due 07/20/2036 (b)		2,000	2,004
5.020% due 09/20/2035		1,100	1,098
UPX HIL Issuer Trust
5.160% due 01/25/2047		1,419	1,409
Valerie Asset Ltd.
5.219% due 09/15/2050 «(k)		69,684	68,549
5.267% due 09/15/2050 «(k)		9,894	8,894
Venture XIX CLO Ltd.
5.195% due 01/15/2032 •		286	287
Volvo Financial Equipment LLC
4.560% due 05/17/2027		356	357
WATR I Issuer Trust
0.000% due 06/17/2050 «		3,309	5,576
0.000% due 09/16/2050 «		3,966	7,122
0.000% due 02/17/2051 «(g)		5,075	7,204
4.790% due 09/16/2050 «		20,539	20,160
4.940% due 02/17/2051		21,603	21,606
5.040% due 09/16/2050 «		7,399	7,266
5.230% due 02/17/2051		7,855	7,858
5.240% due 09/16/2050 «		4,900	4,809
5.250% due 06/17/2050 «		18,355	18,235
5.480% due 02/17/2051		4,457	4,459
5.560% due 06/17/2050 «		5,300	5,279
5.810% due 06/17/2050 «		3,300	3,290
6.160% due 09/16/2050 «		5,100	4,998
6.210% due 02/17/2051		7,143	7,147
6.770% due 06/17/2050 «		5,800	5,781

			1,489,465

Total Asset-Backed Securities (Cost $3,604,392)			3,571,772

SOVEREIGN ISSUES 10.4%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033		43,200	43,059
4.875% due 04/30/2029		49,200	49,567
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		2,620	1,627
4.125% due 07/09/2035 þ		2,486	1,866
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		5,586	4,955
1.000% due 07/09/2029		780	712
3.500% due 07/09/2041 þ		9,847	7,385
4.125% due 07/09/2035 þ		38,297	30,732
4.125% due 07/09/2046 þ		107	82
5.000% due 01/09/2038 þ		10,711	8,965
Bonos de la Tesoreria de la Republica en pesos
5.000% due 03/01/2035	CLP	505,000	534
6.000% due 04/01/2033		1,450,000	1,629
Brazil Government International Bonds
4.000% due 04/23/2030	EUR	12,300	14,105
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (g)	BRL	1,122,824	210,383
0.000% due 04/01/2027 (g)		2,121,641	373,484
Colombia Government International Bonds
3.750% due 09/19/2028	EUR	16,500	18,758
5.375% due 01/21/2029		$49,300	49,211
Colombia TES
6.500% due 01/22/2031 (i)	COP	15,345,158	4,451
11.750% due 01/24/2035		685,390,000	196,956
12.500% due 02/27/2030		6,237,700	1,837
12.750% due 11/28/2040		21,312,300	6,505
13.250% due 02/09/2033		6,554,100	2,023
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	13,250	15,929
Eagle Funding Luxco SARL
5.500% due 08/17/2030		$75,700	76,101
Egypt Government Bonds
19.698% due 10/14/2030	EGP	2,820,400	54,719
21.954% due 03/04/2028		1,479,900	29,237

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Export-Import Bank of Korea
0.000% due 01/27/2027 (g)		$5,900	11,608
Israel Government International Bonds
5.375% due 02/19/2030		57,300	58,109
Japan Government Thirty Year Bonds
1.800% due 03/20/2054	JPY	474,000	1,873
2.100% due 09/20/2054		1,577,450	6,694
2.200% due 06/20/2054		210,000	915
2.300% due 12/20/2054		1,427,950	6,355
2.400% due 03/20/2055		2,043,300	9,313
3.200% due 09/20/2055		9,571,750	51,687
3.400% due 12/20/2055		4,048,400	22,724
3.700% due 03/20/2056		1,710,000	10,164
Japan Government Twenty Year Bonds
2.400% due 03/20/2045		1,222,000	6,340
2.700% due 09/20/2045		1,428,550	7,721
Kuwait International Government Bonds
4.016% due 10/09/2028		$58,700	57,946
4.804% due 04/20/2033		42,800	42,728
Mexico Bonos
7.500% due 05/26/2033	MXN	27,000	1,444
7.750% due 05/29/2031		382,500	21,268
8.500% due 03/01/2029		617,200	35,826
Mexico Government International Bonds
3.500% due 09/19/2029	EUR	25,300	28,720
Mexico Udibonos
3.000% due 12/03/2026 (i)	MXN	2,204	126
4.000% due 11/30/2028 (i)		8,551	489
Peru Government Bonds
7.300% due 08/12/2033	PEN	136,300	44,672
7.600% due 08/12/2039		43,600	13,702
Peru Government International Bonds
5.400% due 08/12/2034		674	193
5.400% due 08/12/2034		10,300	2,945
6.150% due 08/12/2032		125,800	39,860
6.900% due 08/12/2037		41,525	12,449
6.950% due 08/12/2031		90,402	30,085
Qatar Government International Bonds
4.800% due 04/08/2033		$50,600	50,872
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	581,600	34,297
8.000% due 01/31/2030		80,800	4,974
8.500% due 01/31/2037		369,200	22,454
8.875% due 02/28/2035 (m)		800,500	50,647
9.000% due 01/31/2040		94,800	5,855
Romania Government International Bonds
2.000% due 04/14/2033 (m)	EUR	3,800	3,573
5.250% due 03/10/2030		31,300	37,159
5.250% due 05/30/2032		10,600	12,366
5.375% due 03/22/2031		6,760	8,008
5.375% due 06/07/2033		11,800	13,622
5.875% due 07/11/2032		25,900	31,037
Russia Foreign Bonds - Eurobond
5.250% due 06/23/2047		$12,400	0
5.625% due 04/04/2042		3,400	2,380
5.875% due 09/16/2043		1,800	1,232
Saudi Government International Bonds
4.125% due 01/12/2029		11,900	11,730
Turkiye Government Bonds
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	50,100	1,080
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~		3,400	73
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		778,800	16,856
Turkiye Government International Bonds
5.250% due 03/13/2030		$11,700	11,369
6.125% due 10/24/2028		2,500	2,525
7.625% due 04/26/2029		7,500	7,841
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		45	32
0.000% due 02/01/2034 þ(h)		167	95
0.000% due 02/01/2035 þ(h)		141	85
0.000% due 02/01/2036 þ(h)		118	71
4.500% due 02/01/2034 þ		246	173
4.500% due 02/01/2035 þ		328	228
4.500% due 02/01/2036 þ		246	169
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(d)		124	55
7.650% due 04/21/2035 ^(d)		200	90
9.250% due 09/15/2027 ^(d)		729	360
9.250% due 05/07/2028 ^(d)		2,886	1,392
11.750% due 10/21/2026 ^(d)		130	72

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

11.950% due 08/05/2031 ^(d)	6,600	3,597

Total Sovereign Issues (Cost $2,005,297)		2,067,137

	SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	2,065,869	4,999
iHeartMedia, Inc. Class A (e)	429,349	1,842
iHeartMedia, Inc. Class B «(e)	378,169	1,395
SES SA «(e)	372,608	5,636
Uniti Group, Inc. (e)	2,270	26

		13,898

FINANCIALS 0.0%
Amsurg Corp. (e)	317,945	296
Hipotecaria Su Casita SA «(e)	345,787	0
UBS Group AG	17,485	866
Windstream Servcies LLC (e)	6,582	75
XBP Global Holdings, Inc. (e)	704	2

		1,239

INDUSTRIALS 0.0%
Drillco Holdings Luxembourg SA «(k)	23,705	543
Foresea Holdings SA «	7,901	181
Westmoreland Mining Holdings «(e)(k)	2,910	2
Westmoreland Mining LLC «(e)(k)	5,108	14

		740

REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd. (e)	1,203,464	26

Total Common Stocks (Cost $30,048)		15,903

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 08/01/2035 «	1,282	15

Total Warrants (Cost $8)		15

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Windstream Holdings II LLC
11.000% «	42	47

Total Preferred Securities (Cost $42)		47

SHORT-TERM INSTRUMENTS 10.1%
COMMERCIAL PAPER 0.7%
Fidelity National Information Services, Inc.
4.000% due 07/09/2026	$17,100	17,083
4.000% due 07/10/2026	2,100	2,098
4.000% due 07/14/2026	8,900	8,886
HCA, Inc.
4.300% due 08/17/2026	31,400	31,216
4.300% due 08/18/2026	35,100	34,890
4.300% due 09/10/2026	2,500	2,478
Keurig Dr. Pepper, Inc.
4.300% due 07/06/2026	4,300	4,297
4.350% due 07/17/2026	4,700	4,691
4.350% due 07/24/2026	19,200	19,146
4.370% due 07/13/2026	10,700	10,684

		135,469

	SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (j)	3,373,751	3,374

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (l) 8.5%			1,695,905

SHORT-TERM NOTES 0.3%
Enterprise Fleet Financing LLC
4.031% due 05/20/2027		$17,392	17,385
SCCU Auto Receivables Trust
3.887% due 04/15/2027		3,255	3,255
Upstart Securitization Trust
4.249% due 06/20/2027 (b)		4,100	4,110
Westlake Automobile Receivables Trust
3.893% due 01/15/2027		19,291	19,290
4.075% due 04/15/2027		24,076	24,077

			68,117

EGYPT TREASURY BILLS 0.0%
23.866% due 09/15/2026 - 10/20/2026 (f)(g)	EGP	328,400	6,282

NIGERIA TREASURY BILLS 0.1%
21.520% due 07/07/2026 - 10/06/2026 (f)(g)	NGN	17,615,897	12,525

SOUTH AFRICA TREASURY BILLS 0.5%
7.273% due 07/22/2026 - 01/27/2027 (f)(g)	ZAR	1,642,660	98,447

U.S. TREASURY BILLS 0.0%
3.684% due 07/09/2026 - 08/06/2026 (f)(g)(q)		$918	915

Total Short-Term Instruments (Cost $2,017,096)			2,021,034

Total Investments in Securities (Cost $26,624,287)			26,359,745

		SHARES
INVESTMENTS IN AFFILIATES 20.8%
SHORT-TERM INSTRUMENTS 20.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.8%
PIMCO Short-Term Floating NAV Portfolio III		423,317,883	4,123,540

Total Short-Term Instruments (Cost $4,122,050)			4,123,540

Total Investments in Affiliates (Cost $4,122,050)			4,123,540

Total Investments 153.6% (Cost $30,746,337)			$30,483,285
Financial Derivative Instruments (n)(p) 0.1% (Cost or Premiums, net $86,111)			10,388
Other Assets and Liabilities, net (53.7)%			(10,647,143)

Net Assets 100.0%			$19,846,530

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Security becomes interest bearing at a future date.

(i)	Principal amount of security is adjusted for inflation.

(j)	Coupon represents a 7-Day Yield.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank of America Corp. 3.615% due 03/16/2028	04/09/2026	$3,630	$3,541	0.02%
CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029	12/29/2025	157	50	0.00
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031	12/31/2025	275	125	0.00
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	7,016	6,856	0.03
Drillco Holdings Luxembourg SA	06/08/2023	474	543	0.00
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	3,100	3,093	0.02
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	2,000	1,991	0.01
JPMorgan Chase & Co. 1.896% due 03/05/2028	04/10/2026	1,932	1,891	0.01
National Football League 4.780% due 10/05/2030	06/27/2025	10,600	10,480	0.05
National Football League 5.480% due 10/05/2028	03/14/2024	18,600	18,725	0.09
Prime Property Fund LLC 5.250% due 09/30/2029	09/17/2024	12,400	12,349	0.06
SRT Issuer II LLC 6.713% due 12/02/2031	11/28/2025	20,018	20,022	0.10
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	20,000	20,204	0.10
Valerie Asset Ltd. 5.219% due 09/15/2050	03/02/2026	68,095	68,549	0.35
Valerie Asset Ltd. 5.267% due 09/15/2050	03/02/2026	8,840	8,894	0.05
Wells Fargo & Co. 5.083% due 04/26/2028	04/09/2026	2,277	2,222	0.01
Westmoreland Mining Holdings	03/26/2019	9	2	0.00
Westmoreland Mining LLC	06/30/2023 - 05/14/2026	24	14	0.00

		$179,447	$179,551	0.90%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date			Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	7.050%	06/11/2026	07/01/2026		ZAR	713,957	Republic of South Africa Government Bonds 8.750% due 02/28/2048	$(44,599)	$43,587	$43,757
	7.050	07/01/2026	TBD	(2)		717,296	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(44,598)	43,791	43,791
DEU	3.650	06/30/2026	07/01/2026			$8,900	U.S. Treasury Bonds 4.000% due 11/15/2052	(9,041)	8,900	8,901
SAL	3.660	06/30/2026	07/01/2026			281,100	U.S. Treasury Notes 2.750% due 04/30/2027	(286,932)	281,100	281,129
TOR	2.250	06/24/2026	07/15/2026		CAD	840,000	Province of Alberta 2.550% - 4.150% due 06/01/2027 - 12/01/2043	(119,465)	592,279	592,535

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

				Province of British Columbia 1.550% - 4.150% due 06/18/2031 - 06/18/2050	(184,709)
				Province of New Brunswick 2.900% - 4.550% due 08/14/2052 - 12/03/2056	(18,245)
				Province of Nova Scotia 4.050% - 5.800% due 06/01/2033	(43,403)
				Province of Quebec 1.500% - 4.450% due 09/01/2031 - 09/01/2034	(206,876)
				Province of Saskatchewan 2.200% - 4.750% due 06/02/2030 - 06/01/2040	(36,223)
2.250	06/30/2026	07/15/2026	10,000	Province of British Columbia 3.900% due 06/18/2036	(7,199)	7,051	7,051
2.250	06/22/2026	07/20/2026	430,000	Government of Newfoundland and Labrador 2.050% due 06/02/2031	(18,037)	303,191	303,359
				Province of Alberta 1.650% - 3.060% due 06/01/2030 - 06/01/2120	(32,645)
				Province of British Columbia 1.550% - 4.000% due 06/18/2031 - 06/18/2035	(28,880)
				Province of Nova Scotia 4.050% due 06/01/2033	(32,493)
				Province of Ontario 3.600% - 4.600% due 06/02/2035 - 06/02/2039	(112,059)
				Province of Quebec 4.200% due 12/01/2057	(57,769)
				Province of Saskatchewan 2.150% due 06/02/2031	(28,869)
2.250	06/25/2026	07/20/2026	70,000	Province of Ontario 3.750% due 12/02/2053	(21,576)	49,357	49,375
				Province of Quebec 3.500% - 4.400% due 12/01/2045 - 12/01/2055	(28,778)
2.250	06/23/2026	07/21/2026	120,000	Province of Ontario 3.600% - 5.850% due 03/08/2033 - 06/02/2039	(87,278)	84,611	84,653
2.250	06/30/2026	07/28/2026	400,000	Government of Newfoundland and Labrador 1.750% - 4.150% due 06/02/2029 - 06/02/2033	(61,204)	282,038	282,055
				Province of Alberta 2.050% - 3.450% due 06/01/2030 - 06/01/2050	(72,120)
				Province of British Columbia 3.200% - 4.000% due 06/18/2035 - 06/18/2044	(50,469)
				Province of Manitoba 2.050% due 06/02/2031	(28,798)
				Province of New Brunswick 5.000% due 08/14/2054	(25,446)
				Province of Quebec 2.850% due 12/01/2053	(18,067)
				Province of Saskatchewan 5.750% due 03/05/2029	(32,598)

Total Repurchase Agreements					$(1,738,376)	$1,695,905	$1,696,606

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date			Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BRC	6.950%	06/11/2026	07/01/2026		ZAR	(713,958)	$(43,753)
	6.950	07/01/2026	TBD	(4)		(717,296)	(43,791)
JML	1.250	06/17/2026	TBD	(4)	EUR	(686)	(784)
MYI	1.850	06/17/2026	07/08/2026			(329)	(376)

Total Reverse Repurchase Agreements							$(88,704)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA	1.500%	07/01/2056	$3,650	$(2,782)	$(2,792)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2041	17,200	(15,711)	(15,673)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2056	1,200	(952)	(959)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056	13,000	(10,833)	(10,864)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	380,000	(316,706)	(317,448)
Uniform Mortgage-Backed Security, TBA	6.000	08/01/2056	136,900	(139,558)	(139,513)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056	33,600	(34,709)	(34,719)

Total Short Sales (2.6)%				$(521,251)	$(521,968)

(m)	Securities with an aggregate market value of $44,602 and cash of $2,428 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(46,421) at a weighted average interest rate of 6.438%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	323	$323	$(80)	$(81)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	323	323	(56)	(55)

					$(136)	$(136)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	547	$547	$(94)	$(1)
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	1,161	1,161	(206)	(2)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	547	547	(101)	(27)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	1,161	1,161	(210)	(23)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	592	592	(166)	(44)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	1,529	1,529	(477)	(200)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	2,761	2,761	(698)	(273)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	515	515	(80)	(42)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	515	515	(80)	(14)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	646	646	(154)	(74)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	641	641	(99)	(143)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	646	646	(141)	(133)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	641	641	(120)	(36)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	640	640	(149)	(242)

					$(2,775)	$(1,254)

Total Written Options					$(2,911)	$(1,390)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	7,144	$785,059	$5,277	$0	$(2,121)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	2,048	422,160	(200)	0	(240)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	14,901	1,595,105	4,997	0	(2,794)
Long Gilt Futures	09/2026	4,284	506,937	11,968	738	(2,557)
SFE 10 Year Australian Bond Futures	09/2026	2,347	178,447	2,589	339	(407)
Ultra U.S. Treasury Bond Futures	09/2026	1,280	148,680	4,315	0	(960)

				$28,946	$1,077	$(9,079)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	3,075	$(349,013)	$(9,116)	$2,018	$0
Eurex 10 Year Euro BUND Futures	09/2026	1,736	(252,586)	(2,670)	258	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	4	(484)	0	0	0
Eurex 30 Year Euro BUXL Futures	09/2026	4	(508)	(11)	1	0
Eurex 5 Year Euro BOBL Futures	09/2026	581	(76,595)	(340)	53	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	2,792	(314,013)	(4,054)	1,091	0

				$(16,191)	$3,421	$0

Total Futures Contracts				$12,755	$4,498	$(9,079)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

											Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)			Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$		7,100	$(37)	$121	$84	$0	$(1)
Boeing Co.	1.000	Quarterly	12/20/2030	0.561			2,600	43	4	47	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.645		EUR	1,300	24	(1)	23	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	0.836	$		800	114	(35)	79	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.508			7,200	306	13	319	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039			3,300	37	(21)	16	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423			9,900	217	(365)	(148)	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.088		EUR	12,500	(581)	647	66	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.112			3,500	(255)	290	35	0	0
Venture Global LNG, Inc.	5.000	Quarterly	06/20/2031	2.310	$		400	45	1	46	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.233			20,900	493	(412)	81	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360			7,600	(5)	100	95	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413			1,900	(5)	32	27	0	(1)

								$396	$374	$770	$2	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$73,416	$251	$5	$256	$0	$(14)
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	980	(81)	87	6	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	9,400	(766)	838	72	3	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	1,400	(95)	106	11	1	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	22,600	141	35	176	10	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	7,200	34	16	50	3	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	10,300	26	25	51	4	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	800	(29)	30	1	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	3,200	(17)	9	(8)	0	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031	3,000	(67)	15	(52)	1	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,565	146	(95)	51	0	(2)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	960	0	46	46	0	(1)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	1,176	55	45	100	0	(1)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	2,450	204	(2)	202	0	(1)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	6,435	530	(2)	528	0	(3)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	300	7	(6)	1	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	42,820	947	(7)	940	0	(4)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	113,540	2,534	(13)	2,521	0	(14)
					$3,820	$1,132	$4,952	$22	$(40)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	295,200	$(6,508)	$2,823	$(3,685)	$0	$(196)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		308,740	(7,992)	(2,075)	(10,067)	0	(421)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		6,400	(27)	311	284	13	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		2,640	9	78	87	7	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		12,280	48	636	684	62	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	(253)	49	(204)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	4,536	(193)	4,343	0	(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	14,672	(187)	14,485	0	(34)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		15,440,000	2,574	169	2,743	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		6,157,600	3,063	422	3,485	55	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	7,950,000	3,609	1,077	4,686	167	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035	2,576,000	998	470	1,468	64	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	3,007,000	5,120	705	5,825	144	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	908,000	1,395	223	1,618	45	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026	$110,700	1,522	(12)	1,510	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026	169,300	2,421	(209)	2,212	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026	51,400	694	172	866	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	20,500	(35)	(304)	(339)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	11,000	(11)	(173)	(184)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	41,000	(96)	(535)	(631)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027	337,420	(430)	1,809	1,379	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027	1,172,300	(2,877)	35,969	33,092	353	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	45,790	1,407	(66)	1,341	16	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	24,500	(123)	(420)	(543)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	12,600	(65)	(162)	(227)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	2,600	(6)	16	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	33,150	2,389	(1,131)	1,258	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	33,200	(71)	(38)	(109)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,548	(1,416)	(1,369)	(2,785)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	36,150	824	(305)	519	31	0
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	14,300	(333)	(203)	(536)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	14,500	(337)	(217)	(554)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	21,900	(518)	(272)	(790)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	14,200	(339)	(288)	(627)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	6,860	0	83	83	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	10,170	0	121	121	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	75,380	1,212	(832)	380	87	0
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029	50,700	(216)	4,220	4,004	64	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	41,600	(100)	111	11	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	14,200	(33)	49	16	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	29,400	(38)	568	530	38	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	27,740	(899)	649	(250)	36	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	106,480	5,107	3,738	8,845	157	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	33,998	1,916	189	2,105	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	528,460	(3,503)	6,418	2,915	752	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(340)	(419)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(314)	(392)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	22,599	22,249	1,471	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	885,520	(10,562)	15,487	4,925	1,507	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	(3,061)	11,193	277	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	(431)	(551)	0	(61)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(498)	(596)	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	(136)	(170)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	12,040	70	224	294	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	2,345	4,729	279	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	6,900	(22)	(14)	(36)	0	(15)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	178,940	712	3,279	3,991	378	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	360,180	(5,084)	7,624	2,540	782	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	11,700	0	187	187	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	25,500	0	407	407	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	23,500	0	371	371	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	23,400	0	346	346	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	42,300	0	607	607	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	29,400	0	403	403	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	52,800	0	710	710	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	52,900	0	708	708	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	23,500	0	310	310	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	23,500	0	292	292	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	15,600	0	164	164	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	12,500	0	124	124	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	19,700	0	186	186	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	33,000	0	309	309	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	25,000	0	232	232	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	15,500	0	122	122	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	15,600	0	122	122	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	15,600	0	119	119	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	10,400	0	77	77	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	15,600	0	113	113	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	15,600	0	110	110	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	15,600	0	103	103	35	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	113,980	(196)	(167)	(363)	263	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	156,740	(2,254)	3,253	999	367	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	140,650	4,757	(2,247)	2,510	330	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	58,950	(369)	1,434	1,065	148	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	30,940	(1,420)	924	(496)	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	6,820	0	179	179	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	11,400	0	243	243	29	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(7,638)	(14,564)	0	(238)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	297,960	(3,074)	5,214	2,140	797	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	20,980	2	725	727	56	0
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	1,730	1,676	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	2,212	2,140	45	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,412)	(1,436)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,412)	(1,431)	0	(30)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	8,000	(17)	(1,033)	(1,050)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	141,710	(237)	1,339	1,102	420	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	8,900	(23)	(1,064)	(1,087)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	2,700	(8)	(334)	(342)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032	18,800	(108)	2,797	2,689	55	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	14,500	77	1,490	1,567	42	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	24,400	95	2,523	2,618	72	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	20,720	598	131	729	63	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032	282,250	140	1,312	1,452	0	(877)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	234,042	(233)	2,266	2,033	742	0
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	636,600	(15,389)	93,242	77,853	1,929	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	18,270	235	415	650	58	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	22,000	(304)	(1,434)	(1,738)	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	22,000	(308)	(1,416)	(1,724)	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	3,100	(26)	(143)	(169)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	320,620	(4,673)	7,979	3,306	1,073	0
Receive	1-Day USD-SOFR Compounded-OIS	3.542	Annual	11/15/2032	39,800	0	866	866	136	0
Receive	1-Day USD-SOFR Compounded-OIS	3.570	Annual	11/15/2032	31,820	0	640	640	109	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	11/15/2032	23,880	0	464	464	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	11/15/2032	58,780	0	1,129	1,129	201	0
Receive	1-Day USD-SOFR Compounded-OIS	3.592	Annual	11/15/2032	47,830	0	901	901	163	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	366,130	(5,418)	9,073	3,655	1,278	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	255,860	29,654	832	30,486	879	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	6,300	0	132	132	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	18,800	(75)	(492)	(567)	0	(67)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	18,000	(79)	(531)	(610)	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	17,600	(76)	(482)	(558)	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	17,600	(60)	(613)	(673)	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	33,400	(119)	(848)	(967)	0	(119)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	745,906	(7,593)	15,526	7,933	2,697	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	208,310	4,554	954	5,508	764	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	50,500	(204)	(1,378)	(1,582)	0	(185)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	05/31/2033	43,020	3	(152)	(149)	160	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	472,330	(2,441)	9,205	6,764	1,750	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	646,730	19,731	(2,217)	17,514	2,448	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	77,455	955	3,508	4,463	290	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	8,300	(30)	(93)	(123)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	9,500	(38)	(99)	(137)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	27,800	(108)	(238)	(346)	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	14,000	(53)	(82)	(135)	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	28,100	(99)	27	(72)	0	(108)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	27,000	(93)	280	187	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	13,100	(47)	271	224	0	(52)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	13,100	(52)	253	201	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	11,200	(38)	250	212	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	13,300	(46)	316	270	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	7,000	(25)	172	147	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	7,000	(25)	184	159	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	6,600	(23)	237	214	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	8,200	(30)	329	299	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	7,000	(29)	277	248	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	13,600	(57)	553	496	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	13,900	(63)	(248)	(311)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	14,200	(62)	(36)	(98)	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	15,100	(63)	43	(20)	61	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	120,910	(4,054)	409	(3,645)	0	(479)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	7,500	(32)	79	47	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	14,200	(61)	139	78	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	7,100	(31)	122	91	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	7,100	(31)	92	61	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	7,100	(32)	155	123	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	14,300	(65)	350	285	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	15,500	(73)	358	285	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	14,500	0	343	343	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	14,200	(65)	396	331	57	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	7,000	(29)	(69)	(98)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	4,200	(18)	(40)	(58)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	8,100	(33)	(125)	(158)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	14,200	(58)	(210)	(268)	0	(57)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	14,200	(58)	(190)	(248)	0	(57)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	7,500	(32)	(133)	(165)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	6,900	(35)	(67)	(102)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	5,900	(30)	(34)	(64)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	28,000	(125)	(31)	(156)	0	(114)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	15,100	(64)	(242)	(306)	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	7,700	(29)	(100)	(129)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	15,000	(56)	(185)	(241)	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	14,600	(55)	6	(49)	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	7,600	(29)	3	(26)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	15,600	(54)	55	1	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	14,400	(49)	179	130	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	14,400	(57)	191	134	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	15,200	(44)	177	133	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	80,300	(226)	992	766	0	(337)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	14,200	(38)	212	174	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	39,200	(127)	794	667	0	(166)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	16,900	(68)	(73)	(141)	72	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	92,440	(2,481)	1,129	(1,352)	0	(391)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	21,400	(65)	16	(49)	92	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	15,000	(49)	(63)	(112)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	25,200	(100)	428	328	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	25,200	(86)	709	623	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	25,300	(93)	649	556	109	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	28,000	(92)	948	856	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	39,800	(139)	1,301	1,162	171	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	27,900	(99)	894	795	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	25,200	(89)	930	841	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	28,800	(98)	1,001	903	123	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	25,100	(90)	769	679	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	19,300	(69)	662	593	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	17,400	(66)	728	662	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	14,600	(55)	560	505	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	17,900	(67)	671	604	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	16,200	(64)	756	692	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	14,400	(69)	882	813	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	8,200	(38)	495	457	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	32,800	(144)	1,878	1,734	140	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	25,400	(90)	1,523	1,433	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	25,300	(91)	1,485	1,394	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	26,500	(96)	(942)	(1,038)	0	(115)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	26,500	(94)	(1,099)	(1,193)	0	(115)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	16,800	(57)	(686)	(743)	0	(73)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	16,200	(45)	(594)	(639)	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	28,900	(86)	(1,016)	(1,102)	0	(126)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	28,700	(90)	(963)	(1,053)	0	(125)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	58,200	(188)	(2,018)	(2,206)	0	(253)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	52,400	(186)	(1,596)	(1,782)	0	(229)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	3,570	42	(99)	(57)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	14,400	(38)	(95)	(133)	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	9,800	(26)	(57)	(83)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	14,300	(38)	(28)	(66)	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	14,400	(39)	(51)	(90)	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	42,300	(117)	286	169	0	(191)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	15,500	(56)	129	73	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	8,200	(29)	91	62	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	16,400	(57)	176	119	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	32,100	(108)	282	174	147	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	19,100	(55)	184	129	88	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	31,900	(156)	(400)	(556)	0	(147)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	11,400	287	348	635	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	19,100	(56)	756	700	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	34,520	(582)	1,264	682	168	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036	11,120	0	292	292	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	23,490	0	470	470	116	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036	7,670	(4)	12	8	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	21,970	351	153	504	110	0
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046	4,270	0	91	91	37	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046	9,600	0	192	192	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	3,300	0	440	440	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,490	0	532	532	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	1,760	0	191	191	15	0
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051	6,800	(45)	(3,116)	(3,161)	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051	61,800	(268)	(27,543)	(27,811)	0	(427)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051	7,300	(75)	(3,310)	(3,385)	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051	17,700	(185)	(8,170)	(8,355)	0	(120)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	42,600	(18)	20,268	20,250	310	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	8,400	(112)	3,650	3,538	60	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052	186,000	(1,621)	83,349	81,728	1,332	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	291,500	31,444	82,781	114,225	2,291	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	9,600	(88)	(1,685)	(1,773)	0	(91)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053	3,600	(260)	(757)	(1,017)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053	3,600	(262)	(763)	(1,025)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053	5,600	(419)	(1,202)	(1,621)	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	4,200	(24)	(238)	(262)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053	4,200	(22)	(204)	(226)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053	4,400	(23)	(221)	(244)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	7,340	(40)	1,164	1,124	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053	20,300	424	387	811	211	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	3,600	97	29	126	38	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	3,490	0	115	115	37	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053	3,590	0	116	116	38	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053	2,900	0	62	62	31	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053	4,310	0	91	91	46	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053	57,706	100	1,159	1,259	608	0
Receive	1-Day USD-SOFR Compounded-OIS	4.141	Annual	11/15/2053	14,150	0	151	151	153	0
Receive	1-Day USD-SOFR Compounded-OIS	4.143	Annual	11/15/2053	5,710	0	59	59	62	0
Receive	1-Day USD-SOFR Compounded-OIS	4.161	Annual	11/15/2053	14,220	0	105	105	154	0
Receive	1-Day USD-SOFR Compounded-OIS	4.172	Annual	11/15/2053	102,610	0	576	576	1,114	0
Receive	1-Day USD-SOFR Compounded-OIS	4.188	Annual	11/15/2053	11,420	0	32	32	124	0
Receive	1-Day USD-SOFR Compounded-OIS	4.196	Annual	11/15/2053	8,590	0	13	13	94	0
Receive	1-Day USD-SOFR Compounded-OIS	4.200	Annual	11/15/2053	11,410	0	11	11	124	0
Receive	1-Day USD-SOFR Compounded-OIS	4.210	Annual	11/15/2053	11,400	0	(9)	(9)	124	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		6,000	(51)	(596)	(647)	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		78,300	6,259	3,022	9,281	788	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		95,600	13,708	1,767	15,475	953	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		57,500	5,720	1,192	6,912	589	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		5,240	0	121	121	58	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		5,620	0	122	122	62	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027	BRL	85,700	(1,326)	(202)	(1,528)	3	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	(302)	(46)	(348)	1	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	(1,400)	(213)	(1,613)	3	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		28,800	(377)	(57)	(434)	1	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	(2,602)	(397)	(2,999)	6	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		87,080	(1,129)	(172)	(1,301)	3	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	(637)	(98)	(735)	2	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		44,160	(560)	(85)	(645)	2	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		73,690	(933)	(142)	(1,075)	3	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		132,360	(1,667)	(254)	(1,921)	5	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		103,130	(1,291)	(196)	(1,487)	4	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		14,860	(186)	(28)	(214)	1	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		103,030	(1,266)	(193)	(1,459)	4	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		93,690	(1,123)	(170)	(1,293)	3	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	(86)	(13)	(99)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	(43)	(7)	(50)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	(43)	(6)	(49)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	(17)	(2)	(19)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	(71)	(10)	(81)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	(172)	(172)	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		235,700	(332)	(42)	(374)	9	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		167,700	(204)	(24)	(228)	7	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		154,400	(487)	(200)	(687)	64	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		308,000	(889)	(387)	(1,276)	129	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		311,400	(1,452)	(626)	(2,078)	177	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		112,200	(503)	(222)	(725)	64	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		11,000	(24)	(18)	(42)	6	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		100,400	(217)	(161)	(378)	57	0
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		23,800	(42)	(36)	(78)	13	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		7,980	(11)	(12)	(23)	5	0
Pay	1-Year BRL-CDI	13.440	Maturity	01/02/2031		8,020	(11)	(12)	(23)	5	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		75,200	(78)	(106)	(184)	42	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		42,400	(36)	(59)	(95)	24	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		10,000	(4)	(13)	(17)	6	0
Pay	1-Year BRL-CDI	13.724	Maturity	01/02/2031		1,011,300	3	(1,267)	(1,264)	565	0
Pay	1-Year BRL-CDI	13.790	Maturity	01/02/2031		267,900	(444)	192	(252)	150	0
Pay	1-Year BRL-CDI	13.882	Maturity	01/02/2031		1,317,100	0	(675)	(675)	734	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	61,900	363	946	1,309	0	(2)
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	67,300	0	(36)	(36)	0	(6)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028		37,800	0	56	56	0	(4)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	45	45	0	(3)
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	167	167	0	(12)
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	112	112	0	(8)
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	68	68	0	(5)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	117	117	0	(8)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	119	119	0	(8)
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	120	120	0	(9)
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	131	131	0	(9)
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	56	56	0	(4)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	139	139	0	(10)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	58	58	0	(4)
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	60	60	0	(4)
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	66	66	0	(4)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	109	109	0	(8)
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	113	113	0	(8)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	34	34	0	(3)
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		33,700	0	57	57	0	(8)
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		33,700	0	57	57	0	(8)
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		32,900	0	57	57	0	(7)
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		32,900	0	58	58	0	(7)
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		32,900	0	60	60	0	(7)
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		32,900	0	61	61	0	(7)
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		100,300	0	186	186	0	(23)
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		46,700	0	88	88	0	(11)
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		169,100	0	371	371	0	(38)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027	AUD	80,900	1,624	(2,615)	(991)	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		36,400	375	(879)	(504)	0	(8)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	(246)	(294)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		84,600	(316)	(565)	(881)	0	(24)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		22,500	297	(563)	(266)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		336,500	4,925	(9,732)	(4,807)	0	(89)
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036	CZK	15,900	0	18	18	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	17,400	(41)	698	657	0	(7)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	695	664	0	(7)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		15,100	(25)	65	40	0	(9)
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		15,200	(22)	67	45	0	(9)
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		11,900	(20)	112	92	0	(7)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		14,500	(20)	(212)	(232)	8	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		16,700	(34)	254	220	12	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		708,060	(1,654)	(7,702)	(9,356)	0	(593)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(996)	345	(651)	0	(40)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	586	549	0	(8)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		9,700	(30)	9	(21)	0	(9)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		9,800	(31)	2	(29)	0	(9)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		9,800	(28)	(12)	(40)	0	(10)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		16,100	(42)	105	63	16	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		8,900	(21)	(466)	(487)	0	(8)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		9,400	(24)	(328)	(352)	0	(11)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		9,500	(25)	(268)	(293)	0	(12)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		10,000	(25)	(340)	(365)	0	(12)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		9,500	(33)	336	303	12	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		10,000	(38)	348	310	12	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		26,000	(102)	868	766	31	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		34,150	(667)	51	(616)	0	(45)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	8,839	9,805	24	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	2,182	2,053	5	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	36,172	40,157	0	(48)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		81,310	1,368	103	1,471	106	0
Receive	28-Day MXN-TIIE	7.220	Lunar	06/14/2028	MXN	1,328,400	324	(491)	(167)	94	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029		68,000	0	192	192	0	(10)
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		50,400	0	140	140	0	(8)
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		97,800	0	294	294	0	(15)
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		95,100	0	287	287	0	(15)
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		266,600	0	818	818	0	(43)
Receive	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		636,900	97	(598)	(501)	135	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,025)	(1,031)	0	(41)
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(931)	(903)	0	(38)
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,568)	(1,730)	0	(74)
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,252)	(1,295)	0	(51)
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,084)	(2,154)	0	(99)

							$68,870	$444,721	$513,591	$41,652	$(10,580)

Total Swap Agreements							$73,086	$446,227	$519,313	$41,676	$(10,625)

(o)

Securities with an aggregate market value of $349,003 and cash of $11,676 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	11,653		$8,333	$265	$0
	07/2026	CNH	9,002		1,333	7	0
	07/2026	NZD	54,220		32,021	1,227	0
	07/2026	SGD	5		4	0	0
	07/2026		$1,551	CAD	2,205	4	0
	07/2026		981	GBP	730	0	(12)
	07/2026		26,515	NZD	46,830	137	(55)
	08/2026	CAD	2,202		$1,551	0	(4)
	08/2026	NZD	45,069		25,489	0	(137)
BOA	07/2026	BRL	68,865		13,031	0	(309)
	07/2026	GBP	560		749	5	0
	07/2026	ILS	10		3	0	0
	07/2026	KRW	799,544		525	8	0
	07/2026	NOK	23,500		2,376	2	0
	07/2026	SGD	95		74	1	0
	07/2026		$13,303	BRL	68,865	37	0
	07/2026		7,534	CNH	50,946	0	(32)
	07/2026		3,222	JPY	512,543	0	(70)
	07/2026		5,180	NOK	48,122	0	(319)
	07/2026		818	PLN	3,088	3	0
	08/2026	ILS	14,009		$4,710	0	(2)
	08/2026		$1,359	INR	128,815	0	0
	08/2026	ZAR	232,343		$13,294	0	(839)
	09/2026	COP	445,773,860		114,272	0	(13,834)
	09/2026	MXN	17,610		993	0	(7)
	09/2026		$220	INR	20,909	0	0
	10/2026	BRL	28,300		$5,178	0	(185)
	10/2026		$10,748	BRL	56,994	54	0
	10/2026	ZAR	32,498		$1,990	25	0
	11/2026		6,331		353	0	(30)
	12/2026	COP	4,686,889		1,178	0	(141)
	01/2027	PEN	32,612		9,575	101	0
	01/2027	ZAR	392,318		23,861	304	0
BPS	07/2026	BRL	1,818,410		343,556	11	(8,703)
	07/2026	CAD	25,738		18,142	9	(15)
	07/2026	CHF	6,430		8,174	216	0
	07/2026	CNH	15,800		2,335	8	0
	07/2026	CZK	4,822		232	5	0
	07/2026	GBP	35		46	0	0
	07/2026	IDR	871,926,414		48,653	23	(48)
	07/2026	ILS	22,503		7,636	70	0
	07/2026	INR	1,597,248		16,630	0	(244)
	07/2026	KRW	3,783,915		2,481	35	0
	07/2026	NOK	19,715		2,005	13	0
	07/2026	THB	225,951		6,888	92	(11)
	07/2026	TRY	53,971		1,129	0	(14)
	07/2026		$2,875	AUD	4,172	14	0
	07/2026		358,377	BRL	1,818,410	82	(6,212)
	07/2026		12,168	GBP	9,149	41	(73)
	07/2026		18,482	IDR	330,808,797	20	0
	07/2026		47,740	INR	4,527,371	113	(73)
	07/2026		14,023	JPY	2,242,305	0	(233)
	07/2026		11,572	KRW	17,751,368	0	(96)
	07/2026		1,287	KWD	393	0	(18)
	07/2026		1,505	NOK	14,290	0	(61)
	07/2026		201	PLN	754	0	0
	07/2026		574	TWD	18,102	0	(6)
	07/2026		5,455	ZAR	89,496	0	0
	08/2026	GBP	21,660		$28,630	0	(100)
	08/2026	IDR	105,642,321		5,880	0	(3)
	08/2026	ILS	3,030		1,016	0	(3)
	08/2026		$7,628	BRL	39,343	16	(81)
	08/2026		46	GBP	35	0	0
	08/2026		11,400	INR	1,081,978	7	0
	09/2026	COP	20,221,224		$5,485	0	(326)
	09/2026	IDR	88,582,411		4,876	0	(41)
	09/2026	THB	201,856		6,223	109	0
	09/2026		$28,980	IDR	512,983,730	43	(550)
	09/2026		3,402	INR	323,196	0	(7)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		09/2026			1,208	THB		39,583		0		(9)
		10/2026	BRL		335,324			$62,713		504		(1,346)
		10/2026			$11,557	BRL		61,498		99		0
		10/2026	ZAR		24,231			$1,349		0		(116)
		12/2026			$2,971	IDR		54,084,648		11		0
		04/2027	BRL		1,005,541			$186,455		3,156		(144)
		06/2027			$1,003	KWD		304		0		(14)
		05/2029	KWD		4,290			$14,750		757		0
		07/2029			573			1,970		101		0
		05/2030			3,223			11,100		569		0
		08/2030			1,339			4,514		138		0
		01/2031			4,838			16,306		480		0
		06/2031			2,625			8,830		239		0
BRC		07/2026	ILS		27,662			9,346		46		0
		07/2026	JPY		340,841			2,109		12		0
		07/2026	NZD		78,756			46,575		1,845		0
		07/2026	TRY		1,213,346			25,428		0		(341)
		07/2026			$104,389	TRY		4,989,559		1,157		0
		07/2026			27,212	ZAR		441,998		0		(271)
		07/2026	ZAR		345,961			$19,554		0		(1,532)
		08/2026			$2,109	JPY		339,948		0		(12)
BSH		07/2026	BRL		181,100			$32,908		0		(2,173)
		07/2026	PEN		46,338			13,731		186		0
		07/2026			$35,726	BRL		181,100		0		(645)
		07/2026			1,438	EUR		1,233		0		(29)
		07/2026			50,077	JPY		7,962,035		0		(1,108)
		07/2026			42,945	NZD		76,009		224		0
		08/2026	NZD		76,009			$42,994		0		(224)
		08/2026	PEN		1,092			320		1		0
		08/2026			$5,182	BRL		27,014		11		0
		09/2026			214	MXN		3,728		0		(2)
		10/2026	BRL		415,500			$76,696		0		(2,054)
		04/2027			199,200			36,915		574		0
CBK		07/2026	CAD		120,207			84,909		82		0
		07/2026	IDR		25,735,283			1,438		0		(2)
		07/2026	ILS		25,091			8,637		202		0
		07/2026	INR		1,046,327			11,090		36		0
		07/2026	NOK		27,215			2,934		184		0
		07/2026	SEK		4,513			488		23		0
		07/2026			$1,291	AUD		1,839		0		(18)
		07/2026			3,135	GBP		2,337		0		(35)
		07/2026			19	HUF		5,873		0		0
		07/2026			9,304	IDR		166,934,453		21		0
		07/2026			10,798	INR		1,046,327		256		0
		07/2026			1,245	KRW		1,881,826		0		(28)
		07/2026			2,283	PEN		7,791		0		(4)
		07/2026			6,422	PLN		23,468		0		(184)
		07/2026			205	TWD		6,484		0		(2)
		08/2026	ILS		34,677			$11,989		325		0
		08/2026	PEN		43,654			12,111		0		(637)
		08/2026	SEK		3			0		0		0
		08/2026			$2,473	ILS		7,344		0		(3)
		08/2026			2,118	INR		201,036		2		0
		08/2026			17,360	PEN		59,234		0		(49)
		09/2026	CLP		1,993,447			$2,227		63		0
		09/2026	COP		171,477,732			43,223		0		(6,057)
		09/2026	IDR		321,865,327			17,829		0		(36)
		09/2026	INR		107,120			1,115		0		(10)
		09/2026	MXN		6,261			361		5		0
		09/2026	PEN		22,003			6,387		3		(35)
		09/2026	THB		245,208			7,404		0		(23)
		09/2026			$5,993	IDR		106,877,575		0		(61)
		09/2026			2,751	MXN		49,210		45		0
		10/2026	PEN		85,992			$25,201		139		0
		12/2026			$8,525	IDR		154,999,388		21		0
		01/2027	PEN		11,807			$3,464		35		0
		03/2027			152,975			44,106		0		(221)
DUB		07/2026	CZK		5,210			250		5		0
		07/2026	IDR		22,399,353			1,252		1		0
		07/2026	INR		385,076			4,078		12		0
		07/2026	PEN		28,295			8,331		55		0
		07/2026	SGD		6			5		0		0
		07/2026			$2,721	INR		262,483		49		0
		07/2026			1,399	NOK		12,998		0		(86)
		07/2026			6,416	PLN		23,805		0		(88)
		07/2026			12,697	ZAR		205,531		0		(169)
		07/2026	ZAR		962			$54		0		(4)
		08/2026	PEN		34,116			10,101		141		0
		09/2026	IDR		256,983,272			14,265		2		(2)
		09/2026			$3,678	IDR		66,795,607		29		0
		09/2026			4,078	INR		387,686		0		(10)
		12/2026	PEN		60,295			$17,477		0		(56)
		12/2026			$2,263	IDR		41,003,945		0		(2)
FAR		07/2026	CNH		15,719			$2,323		9		0
		07/2026	JPY		38,996,748			241,018		1,178		0
		07/2026	SGD		168,857			132,357		1,839		0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		07/2026			$2,654	CNH		18,055		4		0
		07/2026			7,510	GBP		5,585		0		(102)
		07/2026			9,139	JPY		1,452,183		0		(208)
		07/2026			23,150	PLN		85,105		0		(527)
		07/2026			277	SEK		2,686		0		0
		07/2026			17,742	ZAR		292,801		105		0
		08/2026	CNH		18,015			$2,654		0		(4)
		08/2026	ILS		14,392			5,027		187		0
		08/2026	SEK		2,681			277		0		0
		08/2026			$241,018	JPY		38,894,701		0		(1,185)
		09/2026			2,233	MXN		39,427		8		0
GLM		07/2026	BRL		1,686,769			$309,650		0		(17,097)
		07/2026	IDR		159,564,610			8,915		0		(9)
		07/2026	KRW		3,572,282			2,313		6		0
		07/2026			$327,065	BRL		1,686,769		1,709		(2,026)
		07/2026			149,183	CAD		212,287		500		0
		07/2026			8,899	IDR		159,564,610		25		0
		07/2026			2,314	KRW		3,571,773		0		(4)
		07/2026			734	ZAR		12,118		5		0
		08/2026	CAD		211,985			$149,183		0		(500)
		08/2026	PEN		59,227			17,568		259		0
		08/2026			$6,274	BRL		32,060		0		(111)
		08/2026			2,698	INR		258,771		27		0
		08/2026	ZAR		212,223			$11,905		0		(1,015)
		09/2026	IDR		160,499,038			8,899		0		(9)
		09/2026	MXN		7,025			405		6		0
		09/2026	THB		599,798			18,586		418		0
		09/2026			$75,290	BRL		394,349		123		(147)
		09/2026			17,171	IDR		308,330,093		41		(98)
		09/2026			16,914	INR		1,628,656		193		0
		09/2026			34,258	MXN		600,961		0		(110)
		10/2026	BRL		290,000			$50,822		0		(4,142)
		10/2026			$61,187	BRL		324,855		383		0
		04/2027	BRL		545,800			$101,396		1,909		(84)
JPM		07/2026	AUD		50,440			35,959		1,036		0
		07/2026	BRL		564,057			101,456		0		(7,809)
		07/2026	ILS		70,791			23,708		0		(83)
		07/2026	INR		378,389			4,010		13		0
		07/2026	KRW		1,103,857			713		0		0
		07/2026	NOK		26,894			2,717		0		0
		07/2026	NZD		4,710			2,783		108		0
		07/2026			$109,556	BRL		564,057		232		(523)
		07/2026			27	CHF		21		0		(1)
		07/2026			6,402	GBP		4,771		0		(74)
		07/2026			58	HUF		17,729		0		(1)
		07/2026			1,361	IDR		24,465,515		6		0
		07/2026			4,007	INR		378,389		0		(10)
		07/2026			1,069	KRW		1,641,608		0		(8)
		07/2026			3,198	NZD		5,670		23		0
		07/2026			13,229	PLN		48,285		3		(396)
		07/2026			4,934	THB		164,916		32		0
		08/2026	ILS		56,739			$19,488		404		0
		08/2026			$4,515	INR		428,685		5		0
		08/2026			2,717	NOK		26,906		0		0
		09/2026	COP		15,569,240			$4,264		0		(210)
		09/2026	IDR		25,425,274			1,407		1		(5)
		09/2026	INR		633,115			6,649		5		(5)
		09/2026	MXN		44,066			2,499		3		(8)
		09/2026	THB		635,610			19,394		212		(71)
		09/2026			$64,661	BRL		332,777		0		(1,147)
		09/2026			5,234	INR		499,201		4		0
		09/2026			32,372	MXN		565,230		0		(254)
		10/2026	BRL		53,700			$9,778		0		(400)
		10/2026			$12,963	BRL		68,831		82		0
		11/2026	ZAR		315,731			$18,014		0		(1,048)
		12/2026			$93,053	MXN		1,633,518		0		(891)
		04/2027	BRL		371,100			$67,912		400		(188)
MBC		07/2026	AUD		210			150		5		0
		07/2026	CHF		17,547			21,949		277		(45)
		07/2026	EUR		26,000			30,098		391		0
		07/2026	IDR		2,194,236			123		0		0
		07/2026	INR		386,598			4,094		12		0
		07/2026	KRW		13,762,095			9,079		181		0
		07/2026	NOK		8,884			897		0		(1)
		07/2026			$28,098	AUD		40,255		67		(295)
		07/2026			3,171	CAD		4,470		4		(24)
		07/2026			8,177	EUR		7,031		0		(143)
		07/2026			123	IDR		2,194,236		0		0
		07/2026			6,312	INR		608,404		109		0
		07/2026			49,395	JPY		7,849,539		0		(1,119)
		07/2026			3,331	NOK		30,890		0		(211)
		07/2026			4,474	NZD		7,848		19		(36)
		07/2026			169	SEK		1,640		1		0
		08/2026	AUD		15,903			$10,966		0		(38)
		08/2026	ILS		1,249			417		0		(3)
		08/2026	SEK		1,637			169		0		(1)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		08/2026			$1,647	EUR		1,442		3		0
		08/2026			1,598	INR		151,835		3		0
		08/2026			268	NOK		2,665		1		0
		09/2026	THB		144,759			$4,335		0		(49)
		09/2026			$17,238	INR		1,649,190		88		(14)
		09/2026			1,612	MXN		28,136		0		(13)
		10/2026	ZAR		22,228			$1,249		0		(97)
MYI		07/2026	NZD		726			424		11		0
		07/2026			$1,569	GBP		1,168		0		(19)
		10/2026			7,742	PEN		26,608		10		0
		12/2026	PEN		26,608			$7,718		0		(19)
NGF		07/2026	GBP		7			9		0		0
		07/2026	IDR		147,696,331			8,252		0		(9)
		07/2026			$8,283	IDR		147,696,331		0		(23)
		07/2026			6,383	INR		614,056		101		0
		08/2026	SEK		183			$19		0		0
		08/2026			$9	GBP		7		0		0
		09/2026	IDR		148,524,643			$8,283		39		0
		09/2026			$3,667	IDR		65,251,097		0		(45)
SCX		07/2026	CAD		226			$159		0		0
		07/2026	GBP		18,201			24,091		0		(52)
		07/2026	INR		303,180			3,200		0		(1)
		07/2026	NGN		3,043,016			2,197		0		(2)
		07/2026			$3,162	IDR		56,746,558		7		0
		07/2026			8,400	INR		805,186		102		0
		07/2026			1,162	NZD		2,055		6		0
		08/2026			24,090	GBP		18,201		52		0
		08/2026			6,708	INR		642,742		59		0
		09/2026	IDR		169,829,596			$9,408		0		(19)
		09/2026	THB		259,292			7,993		145		(6)
		09/2026			$9,349	IDR		167,826,195		19		(53)
		09/2026			3,200	INR		305,212		2		0
		11/2026	NGN		810,368			$501		0		(56)
		12/2026	COP		74,118,286			18,616		0		(2,238)
SOG		07/2026	CAD		1,752,654			1,237,088		1,242		(866)
		07/2026	CNH		28,479			4,210		16		0
		07/2026	EUR		366,815			427,904		8,782		0
		07/2026	GBP		832			1,099		0		(5)
		07/2026	PEN		7,781			2,298		22		0
		07/2026	SGD		248			192		0		0
		07/2026			$11,066	AUD		16,038		38		0
		07/2026			67	CAD		93		0		(2)
		07/2026			125,692	CHF		101,687		158		0
		07/2026			437,427	EUR		384,551		1,961		0
		07/2026			121,604	JPY		19,318,964		0		(2,788)
		07/2026			130,665	SGD		169,211		126		0
		08/2026	AUD		16,038			$11,059		0		(38)
		08/2026	CAD		1,779			1,254		0		(2)
		08/2026	CHF		101,322			125,692		0		(159)
		08/2026	EUR		384,551			438,020		0		(1,957)
		08/2026	SGD		168,830			130,665		0		(132)
		08/2026			$1,098	GBP		832		5		0
		08/2026			192	SGD		248		0		0
SSB		07/2026	CAD		213,756			$155,015		4,297		0
		07/2026	CHF		77,729			98,883		2,683		0
		07/2026	GBP		4,104			5,425		0		(19)
		07/2026			$1,370	CAD		1,942		0		(1)
		08/2026	CAD		1,940			$1,370		1		0
		08/2026			$5,425	GBP		4,104		19		0
UAG		07/2026			6,531	PLN		23,865		0		(187)
		09/2026	MXN		18,720			$1,067		4		0
		09/2026	THB		26,854			818		5		0

Total Forward Foreign Currency Contracts										$47,529		$(102,033)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	15,100	$2,422	$718
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	24,700	3,962	7,790
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	10,500	1,701	493
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	15,300	2,478	4,955
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	12,200	1,610	79
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	13,800	1,821	4,115
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	12,200	1,935	573
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	13,800	2,189	4,363

Total Purchased Options							$18,118	$23,086

WRITTEN OPTIONS:

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875%	07/24/2026	31,500	$(74)	$(47)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	31,500	(74)	(79)

							$(148)	$(126)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Cap	0.022%	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	$(886)	$(190)
MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(304)
NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(435)
FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	0
MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	0
NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	0

						$(11,902)	$(929)

Total Written Options						$(12,050)	$(1,055)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Israel Government International Bonds	1.000%	Quarterly	06/20/2029	0.357%		$600	$(6)	$17	$11	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		3,100	(136)	148	12	0
BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		1,000	(48)	53	5	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		200	(18)	19	1	0
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422		2,300	(105)	112	7	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.357		900	(14)	31	17	0
	SW (Finance) I plc	1.000	Quarterly	06/20/2035	2.771		2,500	(305)	22	0	(283)
CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		600	(22)	25	3	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.167		9,400	(47)	125	78	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	t	1,070	0	4	4	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		400	(18)	20	2	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		1,100	(40)	45	5	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		500	(45)	48	3	0
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.561		3,700	517	(355)	162	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2026	0.140		500	2	0	2	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.357		1,500	(20)	48	28	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.408		4,800	(131)	225	94	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484		600	(6)	13	7	0
	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.400		JPY 13,300	(7)	2	0	(5)
JPM	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422		$ 100	(5)	5	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	200	(8)	9	1	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.357	4,500	(54)	137	83	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.408	1,000	(29)	49	20	0
	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.400	JPY 13,300	(7)	2	0	(5)
MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.506	$38,300	(2,372)	2,563	191	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	2,800	(123)	137	14	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	3,100	(276)	293	17	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.357	900	(15)	32	17	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.408	2,600	(67)	118	51	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.242	2,900	8	3	11	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.286	1,300	(4)	13	9	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.410	900	(17)	27	10	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484	3,700	(39)	85	46	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203	28,400	(1,243)	1,357	114	0

							$(4,700)	$5,432	$1,025	$(293)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 24,130	$5,485	$(353)	$5,132	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	17,490	4,021	(302)	3,719	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	4,360	987	(60)	927	0
GST	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	$ 214,500	171	1,049	1,220	0
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064	106,031	(1,019)	1,213	194	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR 21,610	4,948	(352)	4,596	0
MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	$3,400	(25)	35	10	0
MYI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	72,100	0	215	215	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	187,700	0	1,068	1,068	0
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064	12,380	0	23	23	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,300	0	4	4	0

						$14,568	$2,540	$17,108	$0

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	IBXXLLTR Index	13,753	230.500%	Maturity	12/21/2026	$3,170	$0	$3	$3	$0
	Receive	IBXXLLTR Index	6,086	230.050%	Maturity	12/21/2026	1,400	0	(1)	0	(1)
JPM	Receive	IBXXLLTR Index	19,740	230.500%	Maturity	12/21/2026	4,550	0	4	4	0
MYC	Receive	IBXXLLTR Index	15,011	1.249% (SOFR plus a specified spread)	Maturity	09/21/2026	3,400	0	(62)	0	(62)
	Receive	IBXXLLTR Index	7,838	229.640%	Maturity	09/21/2026	1,800	0	(8)	0	(8)
	Receive	IBXXLLTR Index	28,626	230.560%	Maturity	09/21/2026	6,600	0	(1)	0	(1)
	Receive	IBXXLLTR Index	16,120	230.770%	Maturity	09/21/2026	3,720	0	3	3	0
	Receive	IBXXLLTR Index	37,824	230.540%	Maturity	09/21/2026	8,720	0	(2)	0	(2)
	Receive	IBXXLLTR Index	28,647	230.390%	Maturity	09/21/2026	6,600	0	(6)	0	(6)
	Receive	IBXXLLTR Index	45,549	230.520%	Maturity	12/21/2026	10,500	0	11	11	0

								$0	$(59)	$21	$(80)

Total Swap Agreements								$9,868	$7,913	$18,154	$(373)

(q)

Securities with an aggregate market value of $53,682 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

[t]	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$253,887	$283,229	$537,116
Corporate Bonds & Notes
Banking & Finance	0	1,297,511	28,556	1,326,067
Industrials	0	1,001,565	50,595	1,052,160
Utilities	0	248,057	0	248,057
Convertible Bonds & Notes
Banking & Finance	0	175	0	175
Industrials	0	11,675	0	11,675
U.S. Government Agencies	0	11,799,160	0	11,799,160
U.S. Treasury Obligations	0	1,191,050	0	1,191,050
Non-Agency Mortgage-Backed Securities	11,500	2,280,598	226,279	2,518,377
Asset-Backed Securities
Automobile ABS Other	0	17,051	0	17,051
Automobile Sequential	0	1,141,278	0	1,141,278
CMBS Other	0	13,278	0	13,278
Home Equity Other	0	812,176	0	812,176
Home Equity Sequential	0	8,087	0	8,087
Manufacturing House ABS Other	0	7,167	0	7,167
Manufacturing House Sequential	0	552	0	552
Whole Loan Collateral	0	82,718	0	82,718
Other ABS	0	1,094,431	395,034	1,489,465
Sovereign Issues	0	2,067,137	0	2,067,137
Common Stocks
Communication Services	6,867	0	7,031	13,898
Financials	868	371	0	1,239
Industrials	0	0	740	740
Real Estate	26	0	0	26
Warrants
Communication Services	0	0	15	15
Preferred Securities
Banking & Finance	0	0	47	47
U.S. Government Agencies	0	0	0	0
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Commercial Paper	0	135,469	0	135,469
Mutual Funds	3,374	0	0	3,374
Repurchase Agreements	0	1,695,905	0	1,695,905
Short-Term Notes	0	68,117	0	68,117
Egypt Treasury Bills	0	6,282	0	6,282
Nigeria Treasury Bills	0	12,525	0	12,525
South Africa Treasury Bills	0	98,447	0	98,447
U.S. Treasury Bills	0	916	0	916

	$22,635	$25,345,585	$991,526	$26,359,746
Investments in Affiliates, at Value
Short-Term Instruments Central Funds Used for Cash Management Purposes	$4,123,539	$0	$0	$4,123,539

Total Investments	$4,146,174	$25,345,585	$991,526	$30,483,285

Short Sales, at Value - Liabilities
Loan Participations and Assignments	0	0	0	0
U.S. Government Agencies	0	(521,968)	0	(521,968)

	$0	$(521,968)	$0	$(521,968)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,389	44,785	0	46,174
Over the counter	0	88,765	4	88,769

	$1,389	$133,550	$4	$134,943
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,964)	(18,130)	0	(21,094)
Over the counter	0	(103,461)	0	(103,461)

	$(2,964)	$(121,591)	$0	$(124,555)

Total Financial Derivative Instruments	$(1,575)	$11,959	$4	$10,388

Totals	$4,144,599	$24,835,576	$991,530	$29,971,705

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$301,164	$50,472	$(59,596)	$241	$493	$(3,828)	$0	$(5,717)	$283,229	$(1,759)
Corporate Bonds & Notes Banking & Finance	28,648	0	0	0	0	(92)	0	0	28,556	(92)
Industrials	50,800	0	0	0	0	(205)	0	0	50,595	(204)
Non-Agency Mortgage-Backed Securities	221,231	105,807	(4,231)	32	67	371	0	(96,998)	226,279	179
Asset-Backed Securities Other ABS(3)	469,844	82,326	(109,171)	17	(2,710)	(2,194)	0	0	395,034	(680)
Common Stocks Communication Services	6,561	0	0	0	0	470	0	0	7,031	470
Health Care	13,982	0	(12,837)	0	(449)	(696)	0	0	0	0
Industrials	1,133	4	(361)	0	(3)	(23)	0	(10)	740	(6)
Warrants Communication Services	0	0	0	0	0	0	15	0	15	0
Preferred Securities Banking & Finance	45	0	0	0	0	2	0	0	47	2

	$1,093,408	$238,609	$(186,196)	$290	$(2,602)	$(6,195)	$15	$(102,725)	$991,526	$(2,090)
Financial Derivative Instruments - Assets
Over the counter	$24	$0	$(11)	$0	$(1)	$(8)	$0	$0	$4	$(1)

Totals	$1,093,432	$238,609	$(186,207)	$290	$(2,603)	$(6,203)	$15	$(102,725)	$991,530	$(2,091)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$234,079	Discounted Cash Flow	Discount Rate	4.540 - 9.960	6.695
	33,577	Proxy Pricing	Base Price	99.176	—
	15,527	Recent Transaction	Purchase Price	98.900	—
	46	Third Party Vendor	Broker Quote	57.500	—
Corporate Bonds & Notes
Banking & Finance	27,803	Discounted Cash Flow	Discount Rate	4.971 - 6.360	6.358
	753	Indicative Market Quotation	Broker Quote	7.500	—
Industrials	50,595	Discounted Cash Flow	Discount Rate	5.047 - 7.150	5.593
Non-Agency Mortgage-Backed Securities	25,626	Recent Transaction	Purchase Price	102.738	—
	80,298	Proxy Pricing	Base Price	85.075 - 107.375	98.063
	120,355	Discounted Cash Flow	Discount Rate	5.814 - 8.670	6.258
Asset-Backed Securities
Other ABS	237,843	Discounted Cash Flow	Discount Rate	5.571 - 15.000	7.778
	125,071	Proxy Pricing	Base Price	89.962 - 100.000	98.375
	32,120	Recent Transaction	Purchase Price	100.000 - 495.216	5.598
Common Stocks
Communication Services	5,636	Indicative Market Quotation	Broker Quote	$ 15.125	—
	1,395	Reference Instrument	Liquidity Discount	14.00	—
Industrials	726	Indicative Market Quotation	Broker Quote	$ 0.656 - 22.917	$22.684
	14	Indicative Market Quotation / Recent Transaction	Broker Quote / Purchase Price	$/$ 3.250 / 2.000	—
Warrants
Communication Services	15	Other Valuation Techniques(4)	—	—	—
Preferred Securities
Banking & Finance	47	Discounted Cash Flow	Discount Rate	11.630	—
Financial Derivative Instruments - Assets
Over the counter	4	Indicative Market Quotation	Broker Quote	0.053	—

Total	$991,530

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2026 (Unaudited)

(3)	Sector type updated from Financials to Other ABS since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust